UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Core Strategies: Flexible Bond Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEDX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	$ 46	0.45%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.28%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser. On February 26, 2024, Western Asset Management LLC (“Western Asset”) joined Loomis Sayles as an additional sub-adviser of the Fund and began managing the portion of the Fund's investment portfolio previously managed by ECM.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed significantly throughout the year. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure to equity detracted from overall performance for the period. Security selection subtracted most in this sector.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)	3.28%	0.83%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.34%
(a) Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,263M
Total number of portfolio holdings	912
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.15 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2024. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and

ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period
.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Flexible Bond Fund
ANNUAL SHAREHOLDER
REPORT
Investor Class / MXEWX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: Flexible Bond Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the last year ended December 31,
2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	$ 77	0.76%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.99%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.
The Fund’s investment portfolio was managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, and Loomis, Sayles & Company, L.P. (“Loomis Sayles”), the Fund’s sub-adviser. On February 26, 2024, Western Asset Management LLC (“Western Asset”) joined Loomis Sayles as an additional sub-adviser of the Fund and managed a portion of the investment portfolio through December 31, 2024. Effective January 17, 2025, ECM resumed management of Western Asset’s portion of the investment portfolio and Western Asset is no longer a sub-adviser of the Fund.
For the period of January 1, 2024 - February 25, 2024, ECM’s performance was driven primarily by the overweight allocations to agency mortgage-backed securities (“MBS”), agency commercial mortgage-backed securities and asset-backed securities (“ABS”). ECM experienced underperformance relative to the yield curve, primarily due to negative convexity in reaction to significant rate movements at the beginning of the year.
Loomis Sayles’ performance was driven primarily by security selection while yield curve positioning contributed significantly throughout the year. Security selection within high yield credit was a top contributor to performance as the sector generated the greatest returns within the strategy. Exposure to equity detracted from overall performance for the period. Security selection subtracted most in this sector.
For the period of February 26, 2024 - December 31, 2024, Western Asset’s overweight in agency MBS was the largest contributor to performance and off-benchmark ABS exposure was the second largest contributor to performance. In terms of sector, duration, and yield curve positioning, Western Asset did not have any negative contributing allocations.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)	2.99%	N/A%	(1.28) %
Bloomberg U.S. Aggregate Bond Index	1.25%	N/A%	(1.98) %
(a) Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,263M
Total number of portfolio holdings	912
Total advisory fee paid	$ 5.5M
Portfolio turnover rate as of the end of the reporting period	79%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	5.15 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	3.98%
United States Treasury Note/Bond 4.75%	3.20%
Resolution Funding Corp Principal Strip 0.00%	2.19%
United States Treasury Note/Bond 3.75%	2.11%
United States Treasury Note/Bond 4.13%	1.97%
United States Treasury Note/Bond 4.63%	1.69%
United States Treasury Note/Bond 3.50%	1.58%
United States Treasury Note/Bond 4.25%	1.52%
United States Treasury Note/Bond 4.38%	1.31%
EchoStar Corp 10.75%	1.08%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund
Changes
This is a summary of certain changes and planned
changes
to to the Fund since January 1, 2024.
For
more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 17, 2025, Western Asset was removed as a sub-adviser of the Fund and

ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEGX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December
31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	$ 36	0.35%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.89%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment
grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped property valuations. On the CLO side, elevated deal calls, low default rates and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of the spread sector barbell detracted from returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)	2.89%	2.50%	2.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.34%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	2.69%	3.07%
(a) Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and
capital
gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 395M
Total number of portfolio holdings	111
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	213%
Average Credit Quality	Aa1
Weighted Average Maturity	8 years
Effective Duration	4.44 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten
Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: Inflation-Protected Securities Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEYX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: Inflation-Protected Securities Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	$ 71	0.70%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.53%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 3.09% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P.
The Fund’s overweight to collateralized loan obligations (“CLOs”), commercial mortgage-backed securities (“CMBS”), and investment grade corporates contributed to returns. This was mainly due to credit spreads tightening over the year in these sectors. Within CMBS, favorable housing market dynamics and the Federal Reserve’s entrance into a cutting cycle helped property valuations. On the CLO side, elevated deal calls, low default rates and record issuance benefited performance. Non-agency residential mortgage-backed security selection contributed to returns, predominantly driven by favorable housing dynamics, including robust home sales, increases in housing prices, and increases in mortgage applications. The selection of government securities versus the benchmark underperformed over the year and a long U.S. interest rates position as part of the spread sector barbell detracted from returns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)	2.53%	N/A%	1.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	N/A%	(1.98) %
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	3.09%	N/A%	1.55%
(a) Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 395M
Total number of portfolio holdings	111
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	213%
Average Credit Quality	Aa1
Weighted Average Maturity	8 years
Effective Duration	4.44 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	29.23%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	12.32%
U.S. Treasury Inflation Indexed Bonds TIPS 1.25%	11.97%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	11.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	4.99%
U.S. Treasury Inflation Indexed Bonds TIPS 0.13%	4.28%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.17%
U.S. Treasury Inflation Indexed Bonds TIPS 1.50%	1.91%
Government National Mortgage Association 4.50%	1.61%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	1.04%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial
reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: International Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXECX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	$ 66	0.65%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 3.14%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Irish Life Investment Managers Limited (“ILIM”); and LSV Asset Management (“LSV”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology, communication services and consumer discretionary sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
ILIM’s returns were supported by a better earnings backdrop that stabilized growth and some major central banks starting to cut interest rates. From an individual security perspective, software company SAP was the largest contributor to performance and Nestle, the food and beverage company, detracted the most from performance.
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. LSV’s overweighting of value-oriented sectors helped results as well with an overweight in financials, the year’s best performing sector, being the biggest contributor. Overall sector exposure was a positive contributor as was stock selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)	3.14%	4.32%	4.38%
MSCI EAFE ® Index	3.82%	4.73%	4.69%
(a) Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 941M
Total number of portfolio holdings	903
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: International Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEVX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: International Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	$ 97	0.96%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 2.87%, as compared to its broad-based securities market index, the MSCI EAFE Index, which returned 3.82% over the same period.
The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”); Irish Life Investment Managers Limited (“ILIM”); and LSV Asset Management (“LSV”).
Franklin Templeton’s stock selection in the healthcare, industrials, and financials sectors detracted from relative performance. In contrast, stock selection in the information technology, communication services and consumer discretionary sectors helped relative returns. In terms of sector allocations, an underweight in financials was the main detractor, while an underweight in consumer staples and a lack of exposure to energy helped relative performance. From an individual security perspective, Ireland-based Keywords Studios, an international video games service provider, contributed to relative performance while German biotechnology contract development and manufacturing company Evotec held back relative performance.
ILIM’s returns were supported by a better earnings backdrop that stabilized growth and some major central banks starting to cut interest rates. From an individual security perspective, software company SAP was the largest contributor to performance and Nestle, the food and beverage company, detracted the most from performance.
LSV’s performance was aided by its value style with value stocks modestly outperforming growth stocks for the year. However, smaller stocks underperformed in 2024 so LSV’s smaller cap bias detracted from results and offset the positive contribution from having a deeper value bias. LSV’s overweighting of value-oriented sectors helped results as well with an overweight in financials, the year’s best performing sector, being the biggest contributor. Overall sector exposure was a positive contributor as was stock selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)	2.87%	N/A%	6.17%
MSCI EAFE ® Index	3.82%	N/A%	6.60%
(a) Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 941M
Total number of portfolio holdings	903
Total advisory fee paid	$ 4.3M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novartis AG	1.48%
U.S. Treasury Bills 4.28%	1.37%
Roche Holding AG	1.31%
ASML Holding NV	1.28%
SAP SE	1.19%
Shell PLC	1.16%
Novo Nordisk A/S Class B	0.85%
AstraZeneca PLC	0.83%
HSBC Holdings PLC	0.82%
TotalEnergies SE	0.76%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXEBX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31,
2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	$ 61	0.55%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 21.66%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: Irish Life Investment Managers Limited (“ILIM”); J.P. Morgan Investment Management Inc. (“JPMorgan”); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
ILIM’s returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. From an individual security perspective, Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance and Intel, the technology company, detracted the most from performance.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)	21.66%	13.66%	12.58%
Russell 3000® Index	23.81%	13.86%	13.38%
(a) Institutional Class inception date was June 25, 2018.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 658M
Total number of portfolio holdings	663
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Core Strategies: U.S. Equity Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXETX | December 31, 2024
This annual shareholder report contains important information about the Empower Core Strategies: U.S. Equity Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	$ 96	0.87%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 21.28%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% over the same period.
The Fund’s investment portfolio is managed by four sub-advisers: Irish Life Investment Managers Limited (“ILIM”); J.P. Morgan Investment Management Inc. (“JPMorgan”); Loomis, Sayles & Company, L.P. (“Loomis Sayles”); and Putnam Investment Management, LLC (“Putnam”).
ILIM’s returns were driven by a strong economic backdrop and upward revisions to growth through the year, a recovery in earnings, ongoing optimism around the artificial intelligence (“AI”) theme and the eventual start of a rate cutting cycle by the Federal Reserve. Expected growth-supportive policies from the incoming Trump administration also supported the market. From an individual security perspective, Nvidia, the key supplier of chips powering AI technology, was the largest contributor to performance and Intel, the technology company, detracted the most from performance.
JPMorgan’s stock selection in industrials and healthcare were the top contributors while stock selection in technology and consumer staples detracted. From an individual security perspective, overweight positions in Netflix and Meta Platforms were top contributors and overweight positions in D.R. Horton and Regeneron Pharmaceuticals detracted from performance.
Loomis Sayles benefited from an equity market that rewarded larger and higher quality stocks as its portfolio is primarily invested in the upper end of the market capitalization range. In this environment, stock selection was responsible for driving all of the outperformance versus the benchmark as sector allocation was neutral. The utilities sector provided the largest contribution to relative performance due to strong security selection in the sector and included Talen Energy, the top contributing stock in the portfolio. Energy was the largest performance detractor as the sector was overweight in addition to lagging security selection in some of the larger portfolio weights, such as oil services company Weatherford International.
Putnam’s security selection contributed most to relative performance with nine of eleven sectors delivering a positive impact from security selection. Sector allocation decisions had the largest negative impact on performance. Results were particularly impacted by the underweight positioning in the top performing financials sector and overweight positioning in the relatively weak materials sector.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)	21.28%	N/A%	14.08%
Russell 3000® Index	23.81%	N/A%	13.22%
(a) Investor Class inception date was September 3, 2020.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 658M
Total number of portfolio holdings	663
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	4.56%
Apple Inc	4.37%
NVIDIA Corp	4.31%
Amazon.com Inc	2.76%
Meta Platforms Inc Class A	1.88%
U.S. Treasury Bills 4.38%	1.72%
Tesla Inc	1.52%
Alphabet Inc Class C	1.43%
Broadcom Inc	1.38%
Walmart Inc	1.12%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.27%
	Aaset Trust(b)
	Series 2021-1A Class A
$ 423,589	2.95%, 11/16/2041	$ 395,189
	Series 2021-2A Class A
711,677	2.80%, 01/15/2047	647,718
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	105,895
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	665,445
	Series 2024-XD Class A
270,000	5.22%, 12/17/2029	270,420
	Series 2024-XD Class D
180,000	6.08%, 12/17/2029	181,096
	American Credit Acceptance Receivables Trust(b)
	Series 2021-4A Class D
504,982	1.82%, 02/14/2028	502,601
	Series 2022-4 Class C
75,825	7.86%, 02/15/2029	76,225
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,184,107
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	937,588
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	297,543
1,500,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,542,234
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 6.49%, 10/22/2034 3-mo. SOFR + 1.86%	3,402,771
1,479,058	Apollo Aviation Securitization(b) Series 2024-2A Class A 5.93%, 09/16/2049	1,470,208
	Aqua Finance Trust(b)
	Series 2019-A Class C
245,940	4.01%, 07/16/2040	237,697
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	180,102
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 6.54%, 01/25/2034 3-mo. SOFR + 1.91%	3,850,158
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	421,159
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	285,703
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	150,910
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 6.26%, 10/20/2037 3-mo. SOFR + 1.70%	$ 1,415,109
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.40%	610,108
	BHG Securitization Trust(b)
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	808,172
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	389,751
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	106,638
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.24%, 10/22/2037 3-mo. SOFR + 1.40%	1,340,114
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 6.48%, 11/20/2034 3-mo. SOFR + 1.96%	2,905,713
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,134,858
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,458,643
604,314	Business Jet Securities LLC(b) Series 2024-2 Class D 6.20%, 05/15/2039	614,566
386,066	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	358,058
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 6.42%, 04/15/2034 3-mo. SOFR + 1.76%	2,002,702
	CarMax Auto Owner Trust
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	495,704
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	290,292
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	311,325
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,576
	Carvana Auto Receivables Trust
	Series 2021-N4 Class D
175,299	2.30%, 09/11/2028	169,291
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,469,005

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-N4 Class D
$ 200,000	7.22%, 02/11/2030(b)	$ 207,040
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	202,690
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	393,895
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,255,976
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	532,799
	Series 2019-1A Class A
251,021	3.97%, 04/15/2039	230,956
715,154	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	720,617
25,539	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	22,516
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.61%, 05/15/2052(d)	559,640
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	131,748
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	184,550
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-4 Class C
1,703,000	1.94%, 02/18/2031	1,691,574
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	332,845
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	358,209
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	275,552
1,299,419	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,277,715
	DT Auto Owner Trust(b)
	Series 2021-2A Class D
1,767,153	1.50%, 02/16/2027	1,749,004
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	2,006,881
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	871,609
35,046	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	32,853
61,074	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	49,469
617,884	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	602,872
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 175,500	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	$ 170,802
	Exeter Automobile Receivables Trust
	Series 2021-3A Class D
2,515,812	1.55%, 06/15/2027	2,454,843
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	333,463
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	691,083
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	348,761
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,374,116
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	391,974
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	411,179
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	390,438
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	440,899
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	991,801
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	508,913
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	340,094
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	212,150
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	614,237
	Flagship Credit Auto Trust(b)
	Series 2019-4 Class D
1,069	3.12%, 01/15/2026	1,067
	Series 2020-1 Class D
3,809	2.48%, 03/16/2026	3,793
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	187,258
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	247,544
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	296,176
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	451,240
495,000	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	521,497
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	459,173

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	$ 1,393,525
255,000	Foundation Finance Trust(b) Series 2023-2A Class B 6.97%, 06/15/2049	260,334
360,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	357,588
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
200,354	2.37%, 11/20/2028	198,451
	Series 2022-1FP Class D
282,606	3.35%, 03/19/2029	280,893
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	1,913,430
	Series 2023-1 Class C
200,000	11.50%, 08/20/2053	213,299
	Series 2024-1 Class C
1,655,000	11.16%, 06/20/2054	1,848,817
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
433,430	1.68%, 01/15/2027	429,950
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	527,363
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	617,193
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	404,238
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	376,320
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	50,686
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	156,740
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	97,382
278,359	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	277,216
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
289,500	2.87%, 06/20/2051	259,248
	Series 2024-1A Class A2
317,600	7.25%, 03/20/2054	324,391
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,695,765
	Series 2023-1A Class D2
420,000	9.13%, 06/25/2027	423,521
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 900,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	$ 896,075
83,652	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	84,342
139,602	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	140,811
	Home Partners of America Trust(b)
	Series 2021-1 Class E
83,703	2.58%, 09/17/2041	70,188
	Series 2021-2 Class E1
1,267,942	2.85%, 12/17/2026	1,193,594
	Series 2021-2 Class E2
609,957	2.95%, 12/17/2026	574,223
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	416,037
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	261,245
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-2019 Class A1R 5.95%, 01/22/2035 3-mo. SOFR + 1.32%	2,555,574
481,250	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	471,851
1,259,839	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,232,828
14,219	JPMorgan Chase Bank NA(b) Series 2021-3 Class D 1.01%, 02/26/2029	14,103
510,000	Kapitus Asset Securitization IV LLC(b) Series 2024-1A Class A 5.49%, 09/10/2031	503,941
112,399	Kestrel Aircraft Funding Ltd(b) Series 2018-1A Class A 4.25%, 12/15/2038	110,501
2,250,000	KKR Ltd(b)(c) Series 31A Class B 6.38%, 04/20/2034 3-mo. SOFR + 1.76%	2,251,060
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	267,164
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	150,654
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	100,573
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	100,946

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-3A Class C
$ 100,000	4.93%, 03/15/2030	$ 98,713
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	98,400
206,244	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	188,779
826,408	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	754,857
520,411	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	480,052
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 1.96%, 04/15/2034 3-mo. SOFR + 1.96%	2,220,415
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	131,322
	Marlette Funding Trust(b)
	Series 2024-1A Class B
175,000	6.07%, 07/17/2034	176,889
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	558,772
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	539,726
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,087,876
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	163,213
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
840,000	7.69%, 11/15/2028	847,481
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	623,547
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	694,372
203,147	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	195,217
	MVW Owner Trust(b)
	Series 2019-1A Class C
11,692	3.33%, 11/20/2036	11,548
	Series 2021-1WA Class C
284,567	1.94%, 01/22/2041	270,144
	Series 2021-2A Class C
547,724	2.23%, 05/20/2039	512,674
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
$ 30,133	1.31%, 01/15/2069	$ 27,973
	Series 2021-A Class A
230,427	0.84%, 05/15/2069	207,645
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	545,894
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	159,491
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	338,287
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	575,609
1,285,202	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,180,976
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	317,144
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	159,195
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	79,601
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class B
27,531	3.89%, 03/14/2033	27,516
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	312,345
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	755,369
1,025,000	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	1,025,944
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	6.26%, 07/15/2037 3-mo. SOFR + 1.60%	1,797,091
	Series 1A Class B1
1,270,000	6.81%, 07/15/2037 3-mo. SOFR + 2.15%	1,280,379
287,793	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	289,286
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
560,500	3.86%, 12/05/2049	515,535
	Series 2022-1A Class A2I
48,625	3.25%, 12/05/2051	46,726
	Series 2022-1A Class A2II
97,250	4.01%, 12/05/2051	88,101
	Series 2024-1A Class A2I
1,695,750	5.77%, 06/05/2054	1,701,956
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,270,569

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class D
$ 200,000	7.71%, 08/15/2029	$ 208,341
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	449,431
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	160,424
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	136,026
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	96,137
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	95,821
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	219,404
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	95,114
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	287,109
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	148,343
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	324,403
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	87,643
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	148,018
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	103,028
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	95,770
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	525,264
	Series 2024-B Class A
245,000	5.42%, 11/20/2037	247,933
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	497,493
320	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	320
	Santander Drive Auto Receivables Trust
	Series 2020-4 Class D
2,562	1.48%, 01/15/2027	2,556
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-3 Class D
$ 49,253	1.33%, 09/15/2027	$ 48,598
	Series 2021-4A Class D
1,591,409	1.67%, 10/15/2027	1,565,699
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,099,569
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,564,190
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,419,170
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	817,198
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	100,994
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	101,366
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	98,879
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	341,442
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	632,127
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	116,481
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	111,911
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	194,510
	Series 2024-1A Class A2
935,000	7.39%, 04/30/2054	956,124
216,161	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	207,506
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
20,451	1.79%, 11/20/2037	19,805
	Series 2023-2A Class C
107,235	7.30%, 04/20/2040	109,329
	Series 2023-3A Class C
330,825	7.12%, 09/20/2040	337,189
816,851	Slam Ltd(b) Series 2024-1A Class A 5.34%, 09/15/2049	800,818
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
395,086	2.23%, 09/15/2037	376,051
	Series 2021-A Class A2A2
336,179	5.24%, 01/15/2053(c) 3-mo. SOFR + 0.84%	331,811
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	296,249

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-D Class B
$ 330,000	2.31%, 03/17/2053	$ 274,686
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	593,384
	Series 2024-A Class B
339,000	5.88%, 03/15/2056	340,752
121,761	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	119,518
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
81,891	6.27%, 07/15/2044	83,855
	Series 2024-2A Class A
414,312	5.21%, 02/15/2045	412,901
1,500,000	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	1,518,264
1,175,438	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	938,988
1,169,444	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,101,893
284,267	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	257,049
219,875	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	210,450
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.86%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,790,180
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	281,481
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,599
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	91,167
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	189,928
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	507,326
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 6.47%, 04/15/2034 3-mo. SOFR + 1.81%	2,252,389
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 792,144	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	$ 793,677
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	101,222
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	104,782
1,037,610	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	962,372
	Westlake Automobile Receivables Trust(b)
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,685,303
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	410,111
	Series 2023-3A Class B
920,000	5.92%, 09/15/2028	929,497
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	558,492
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,387,607
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	202,237
165,853	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	161,696
778,745	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	692,868
445,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	445,914
1,200,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	1,229,785
TOTAL ASSET-BACKED SECURITIES — 11.27% (Cost $143,148,742)		$142,398,561
BANK LOANS
1,704,710	Asplundh Tree Expert LLC(c) 6.11%, 05/23/2031 1-mo. SOFR + 1.77%	1,705,562
775,058	Boost Newco Borrower LLC(c) 6.83%, 01/31/2031 3-mo. SOFR + 2.52%	780,317
	Carnival Corp(c)
370,525	7.11%,08/08/2027 1-mo. SOFR + 2.77%	372,378
1,311,550	7.11%,10/18/2028 1-mo. SOFR + 2.77%	1,317,561

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 487,550	Cedar Fair LP(c) 6.36%, 05/01/2031 1-mo. SOFR + 2.02%	$ 488,363
713,199	Flutter Entertainment PLC(c) 6.08%, 11/30/2030 3-mo. SOFR + 1.77%	714,239
	Hilton Grand Vacations Borrower LLC(c)
43,987	6.86%,08/02/2028 1-mo. SOFR + 2.52%	44,174
2,787,952	6.61%,01/17/2031 1-mo. SOFR + 2.27%	2,793,179
1,157,005	Hilton Worldwide Finance LLC(c) 6.09%, 11/08/2030 1-mo. SOFR + 1.76%	1,161,022
394,678	HUB International Ltd(c) 7.37%, 06/20/2030 3-mo. SOFR + 3.06%	396,939
359,095	NRG Energy Inc(c) 6.40%, 04/16/2031 1-mo. SOFR + 2.06%	359,208
162,703	OpenText Corp(c) 6.09%, 01/31/2030 1-mo. SOFR + 1.75%	162,601
	Resideo Funding Inc(c)
282,775	6.15%,02/11/2028 1-mo. SOFR + 1.81%	283,482
1,280,319	6.11%,06/13/2031 3-mo. SOFR + 1.80%	1,281,520
220,000	Ryan Specialty Group LLC(c) 6.61%, 09/15/2031 1-mo. SOFR + 2.27%	220,642
735,356	SBA Communications Corp(c) 6.11%, 01/25/2031 1-mo. SOFR + 1.78%	735,049
99,501	Scientific Games International Inc(c) 6.63%, 04/14/2029 1-mo. SOFR + 2.30%	99,625
74,526	Star Parent Inc(c) 8.33%, 09/27/2030 3-mo. SOFR + 4.02%	72,644
2,048,269	Summit Materials LLC(c) 6.15%, 01/12/2029 1-mo. SOFR + 1.81%	2,048,908
	TransDigm Inc(c)
194,017	7.08%,02/28/2031 3-mo. SOFR + 2.77%	194,542
193,540	6.83%,08/24/2028 3-mo. SOFR + 2.52%	193,716
3,193,416	TransUnion Intermediate Holdings Inc(c) 6.32%, 06/24/2031 1-mo. SOFR + 1.99%	3,186,429
430,167	Truist Insurance Holdings LLC(c) 7.08%, 05/06/2031 3-mo. SOFR + 2.77%	429,988
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,716,375	Wyndham Hotels & Resorts Inc(c) 6.11%, 05/24/2030 1-mo. SOFR + 1.77%	$ 1,718,521
TOTAL BANK LOANS — 1.64% (Cost $20,722,221)		$20,760,609
CORPORATE BONDS AND NOTES
Basic Materials — 1.43%
980,000	ArcelorMittal SA(f) 6.80%, 11/29/2032	1,047,128
650,000	Ashland Inc(b) 3.38%, 09/01/2031	554,337
1,810,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,924,844
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,308,236
2,010,000	2.85%, 04/27/2031	1,734,671
300,000	2.63%, 09/23/2031	253,065
3,075,000	5.70%, 05/08/2033	3,105,727
5,550,000	6.50%, 10/06/2033	5,887,744
320,000	Steel Dynamics Inc 5.38%, 08/15/2034	317,221
		18,132,973
Communications — 5.69%
740,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 4.25%, 01/15/2034	600,355
	Charter Communications Operating LLC / Charter Communications Operating Capital
445,000	5.13%, 07/01/2049	348,331
2,410,000	4.80%, 03/01/2050	1,810,289
340,000	3.70%, 04/01/2051	212,384
290,000	3.90%, 06/01/2052	186,560
2,995,000	5.25%, 04/01/2053	2,417,327
360,000	6.83%, 10/23/2055	350,249
1,315,000	4.40%, 12/01/2061	875,308
2,235,000	3.95%, 06/30/2062	1,361,432
1,445,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,289,857
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	113,772
600,000	4.13%, 12/01/2030	431,018
7,410,000	4.63%, 12/01/2030	3,871,375
1,640,000	3.38%, 02/15/2031	1,150,316
400,000	4.50%, 11/15/2031	288,012
	DISH DBS Corp(b)
5,765,000	5.25%, 12/01/2026	5,240,102
2,845,000	5.75%, 12/01/2028	2,432,459
12,562,212	EchoStar Corp 10.75%, 11/30/2029	13,507,964
1,885,000	Expedia Group Inc 3.25%, 02/15/2030	1,738,111

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Communications — (continued)
$ 920,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	$ 840,481
	iHeartCommunications Inc(b)
1,068,000	7.75%, 08/15/2030	835,710
88,000	7.00%, 01/15/2031	64,460
1,730,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,730,700
	Netflix Inc
835,000	5.38%, 11/15/2029(b)	851,074
3,510,000	4.88%, 06/15/2030(b)	3,494,385
205,000	4.90%, 08/15/2034(f)	200,757
	Paramount Global
1,980,000	6.88%, 04/30/2036	2,004,638
2,065,000	4.38%, 03/15/2043	1,503,306
890,000	5.85%, 09/01/2043	773,380
505,000	SoftBank Group Corp 4.63%, 07/06/2028	482,021
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,683,404
	Time Warner Cable LLC
70,000	5.88%, 11/15/2040	62,636
3,935,000	4.50%, 09/15/2042	2,943,766
	T-Mobile USA Inc
2,245,000	3.88%, 04/15/2030	2,112,517
3,970,000	3.50%, 04/15/2031	3,599,086
810,000	2.70%, 03/15/2032	685,845
1,105,000	5.75%, 01/15/2034	1,132,888
170,000	4.70%, 01/15/2035	160,788
	Uber Technologies Inc
8,505,000	4.50%, 08/15/2029	8,225,084
295,000	4.80%, 09/15/2034	282,335
		71,894,482
Consumer, Cyclical — 2.12%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
220,000	5.63%, 09/15/2029	216,705
1,340,000	4.00%, 10/15/2030	1,198,413
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	623,747
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,714	3.70%, 10/15/2025	1,693
	Series 2016-3 Class B
11,439	3.75%, 10/15/2025	11,271
	Series 2019-1 Class B
14,268	3.85%, 02/15/2028	13,376
118,323	3.25%, 10/15/2028	108,850
3,241	3.60%, 10/15/2029	2,978
570,000	BorgWarner Inc(f) 5.40%, 08/15/2034	561,011
2,519	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,355
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Carnival Corp(b)
$ 915,000	5.75%, 03/01/2027	$ 912,982
220,000	4.00%, 08/01/2028	208,513
685,000	6.00%, 05/01/2029	683,379
335,000	7.00%, 08/15/2029	348,469
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	315,382
955,000	DR Horton Inc 5.00%, 10/15/2034	921,943
480,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	488,476
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	777,930
110,000	3.63%, 02/15/2032	95,554
535,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b) 4.88%, 07/01/2031	478,904
	Light & Wonder International Inc(b)
1,310,000	7.00%, 05/15/2028	1,312,586
35,000	7.25%, 11/15/2029(f)	35,705
245,000	7.50%, 09/01/2031	252,257
1,025,000	Marriott International Inc 5.30%, 05/15/2034	1,017,020
445,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	415,387
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	883,799
930,000	5.88%, 02/15/2027	927,092
750,000	8.13%, 01/15/2029	790,301
195,000	NCL Finance Ltd(b)(f) 6.13%, 03/15/2028	195,626
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	215,848
2,170,000	5.50%, 04/01/2028	2,153,789
820,000	5.63%, 09/30/2031	806,600
490,000	6.25%, 03/15/2032	495,871
1,900,000	6.00%, 02/01/2033	1,895,488
	Travel + Leisure Co
565,000	4.50%, 12/01/2029(b)	527,687
755,000	4.63%, 03/01/2030(b)	700,638
645,000	4.63%, 03/01/2030	598,558
2,224,170	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,268,169
	Yum! Brands Inc
1,105,000	3.63%, 03/15/2031(f)	976,882
680,000	4.63%, 01/31/2032	628,342
	ZF North America Capital Inc(b)
315,000	6.88%, 04/14/2028	314,112
675,000	6.75%, 04/23/2030	649,306

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 760,000	6.88%, 04/23/2032	$ 720,664
		26,753,658
Consumer, Non-Cyclical — 3.02%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	286,275
470,000	5.55%, 05/30/2033	462,684
2,210,000	5.95%, 10/15/2033	2,235,018
285,000	5.80%, 04/15/2034	285,216
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	25,875
1,920,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,536,000
530,000	Block Inc 3.50%, 06/01/2031	466,655
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,068,709
985,000	3.38%, 02/15/2030	877,320
1,010,000	3.00%, 10/15/2030	871,526
1,155,000	2.50%, 03/01/2031	955,308
310,000	CVS Health Corp 7.00%, 03/10/2055	311,040
	CVS Pass Through Trust(b)
686,623	4.70%, 01/10/2036	636,548
240,452	4.16%, 08/11/2036	215,824
695,000	Elevance Health Inc 5.20%, 02/15/2035	678,757
	Global Payments Inc
320,000	2.90%, 05/15/2030	284,893
1,105,000	2.90%, 11/15/2031	945,068
1,085,000	5.40%, 08/15/2032(f)	1,084,262
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,666,990
2,025,000	5.60%, 04/01/2034	1,994,812
385,000	5.45%, 09/15/2034	375,256
765,000	Hologic Inc(b) 3.25%, 02/15/2029	691,820
2,075,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	1,841,094
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	894,331
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	260,619
1,330,000	3.88%, 05/15/2032	1,148,538
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,642,705
265,000	6.88%, 05/15/2034	281,787
460,000	Post Holdings Inc(b) 4.50%, 09/15/2031	412,088
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	881,258
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	125,247
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Teva Pharmaceutical Finance Netherlands II BV
$ 1,235,000	EUR, 7.38%, 09/15/2029	$ 1,469,568
1,045,000	EUR, 7.88%, 09/15/2031	1,315,125
	Teva Pharmaceutical Finance Netherlands III BV
1,850,000	3.15%, 10/01/2026	1,777,659
575,000	4.75%, 05/09/2027	561,097
275,000	5.13%, 05/09/2029(f)	268,543
1,270,000	7.88%, 09/15/2029	1,368,735
915,000	8.13%, 09/15/2031	1,022,658
4,050,000	4.10%, 10/01/2046	2,911,543
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	276,023
1,730,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,716,469
		38,130,943
Energy — 3.12%
	Aker BP ASA(b)
1,875,000	4.00%, 01/15/2031	1,728,713
785,000	5.13%, 10/01/2034	737,280
850,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	826,666
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	1,955,755
1,500,000	5.95%, 06/30/2033	1,535,535
390,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	408,426
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	6,836,271
1,845,000	2.88%, 04/01/2032	1,514,472
815,000	Ecopetrol SA 8.38%, 01/19/2036	786,017
	Energian Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	444,252
625,000	5.88%, 03/30/2031	548,437
	Energy Transfer LP
930,000	6.55%, 12/01/2033	990,008
2,530,000	5.60%, 09/01/2034	2,527,778
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	193,743
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	400,461
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,370,088
480,000	3.63%, 05/15/2031(b)	427,712
2,465,000	Helmerich & Payne Inc(b)(f) 5.50%, 12/01/2034	2,340,442
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	244,309
	Leviathan Bond Ltd(b)
535,000	6.13%, 06/30/2025	530,988
30,000	6.50%, 06/30/2027	29,027

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Energy — (continued)
$ 350,000	Matador Resources Co(b) 6.88%, 04/15/2028	$ 354,841
280,000	Ovintiv Inc 6.50%, 08/15/2034	290,052
1,650,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,628,649
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	91,054
	Targa Resources Corp
1,850,000	6.13%, 03/15/2033	1,907,349
315,000	5.50%, 02/15/2035	309,904
1,595,000	Var Energi ASA(b) 8.00%, 11/15/2032	1,786,167
	Venture Global Calcasieu Pass LLC(b)
405,000	6.25%, 01/15/2030	408,779
2,430,000	4.13%, 08/15/2031	2,176,136
445,000	Viper Energy Inc(b) 7.38%, 11/01/2031	465,888
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,014,168
125,000	5.45%, 04/01/2044	111,272
850,000	5.30%, 03/01/2048	721,889
95,000	5.50%, 08/15/2048	82,591
335,000	5.25%, 02/01/2050	285,329
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	364,466
405,000	5.95%, 09/30/2034	406,141
680,000	Williams Cos Inc 5.15%, 03/15/2034	661,125
		39,442,180
Financial — 5.52%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,342,111
2,835,000	3.30%, 01/30/2032	2,470,190
1,320,000	3.40%, 10/29/2033	1,124,141
305,000	4.95%, 09/10/2034	290,382
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	90,650
	Air Lease Corp
640,000	4.65%, Perpetual(h)	619,057
600,000	3.13%, 12/01/2030	531,732
	Aircastle Ltd
20,000	4.25%, 06/15/2026	19,787
1,905,000	6.50%, 07/18/2028(b)	1,968,883
450,000	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b) 5.75%, 10/01/2031	453,029
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,343,615
Principal Amount(a)		Fair Value
Financial — (continued)
	Antares Holdings LP(b)
$ 260,000	3.95%, 07/15/2026	$ 252,348
1,385,000	2.75%, 01/15/2027	1,298,076
2,160,000	3.75%, 07/15/2027	2,043,700
795,000	7.95%, 08/11/2028	832,839
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	138,176
495,000	5.45%, 07/15/2034	497,740
365,000	5.15%, 02/15/2035	355,859
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	197,288
1,795,000	Athene Holding Ltd 3.50%, 01/15/2031	1,618,002
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	913,188
635,000	6.75%, 10/25/2028	666,848
945,000	6.38%, 07/15/2030	988,623
	Bank of America Corp
1,645,000	5.29%, 04/25/2034	1,631,179
3,055,000	5.87%, 09/15/2034	3,137,619
2,055,000	Blue Owl Finance LLC 6.25%, 04/18/2034	2,111,186
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	28,136
200,000	7.25%, 08/13/2024	10,500
190,000	7.25%, 04/28/2025	8,788
205,000	7.50%, 07/14/2025	10,250
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	50,200
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	153,908
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	123,779
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	60,750
2,240,000	Credit Agricole SA(b) 6.25%, 01/10/2035	2,249,093
395,000	EPR Properties REIT 3.60%, 11/15/2031	345,603
	Global Atlantic Fin Co(b)
365,000	4.40%, 10/15/2029	345,742
675,000	3.13%, 06/15/2031	579,023
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	531,032
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,933,278
190,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.38%, 02/01/2029	158,703
665,000	ING Groep NV 6.11%, 09/11/2034	688,469
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	378,409

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	$ 1,283,882
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,477,605
1,635,000	6.20%, 04/14/2034	1,684,976
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	135,669
400,000	10.50%, 01/15/2025	22,500
2,310,000	11.25%, 04/16/2025	128,205
200,000	9.95%, 07/23/2025	11,250
200,000	11.70%, 11/11/2025	12,000
200,000	11.65%, 06/01/2026	12,000
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	55,963
405,000	4.85%, 12/14/2026	37,463
	Macquarie Airfinance Holdings Ltd(b)
130,000	6.40%, 03/26/2029	133,761
250,000	5.15%, 03/17/2030	244,210
275,000	6.50%, 03/26/2031	284,098
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,800,875
	Morgan Stanley
445,000	5.42%, 07/21/2034	441,896
1,345,000	5.83%, 04/19/2035	1,370,613
3,145,000	2.48%, 09/16/2036	2,557,932
2,070,000	5.95%, 01/19/2038	2,072,139
665,000	Navient Corp 5.00%, 03/15/2027	651,805
15,000	Realty Income Corp REIT 3.40%, 01/15/2030	13,945
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	9,167
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
2,915,000	2.88%, 10/15/2026(b)	2,765,795
220,000	3.63%, 03/01/2029(b)	199,236
220,000	3.63%, 03/01/2029	199,236
3,610,000	3.88%, 03/01/2031(b)	3,145,382
3,115,000	4.00%, 10/15/2033(b)	2,594,373
	Shimao Group Holdings Ltd(g)
200,000	6.13%, 02/21/2024	13,120
1,300,000	5.60%, 07/15/2026	86,229
200,000	5.20%, 01/16/2027	14,000
410,000	3.45%, 01/11/2031	25,092
600,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	48,174
245,000	Societe Generale SA(b) 3.65%, 07/08/2035	210,658
1,350,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	1,165,908
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,519,427
Principal Amount(a)		Fair Value
Financial — (continued)
	Sunac China Holdings Ltd(b)(i)
$ 185,240	6.00%, 09/30/2025 PIK rate, 6.00%	$ 25,470
185,689	6.25%, 09/30/2026 PIK rate, 6.25%	24,108
372,281	6.50%, 09/30/2027 PIK rate, 6.50%	46,535
559,775	6.75%, 09/30/2028 PIK rate, 6.75%	67,173
561,129	7.00%, 09/30/2029 PIK rate, 7.00%	64,530
264,233	7.25%, 09/30/2030 PIK rate, 7.25%	29,066
1,035,000	Synchrony Financial 5.94%, 08/02/2030	1,044,501
	Times China Holdings Ltd(g)
810,000	6.20%, 03/22/2026	24,553
200,000	5.75%, 01/14/2027	7,250
	UBS Group AG(b)
250,000	3.87%, 01/12/2029	240,729
1,260,000	6.54%, 08/12/2033	1,335,907
1,315,000	9.02%, 11/15/2033	1,588,174
1,760,000	5.70%, 02/08/2035	1,771,515
	UniCredit SpA(b)
400,000	3.13%, 06/03/2032	347,047
770,000	5.86%, 06/19/2032	771,107
200,000	5.46%, 06/30/2035	193,120
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	43,800
310,000	8.30%, 05/27/2025	23,250
205,000	7.85%, 08/12/2026	14,366
400,000	6.35%, 01/13/2027	28,500
		69,711,196
Industrial — 3.20%
	Amphenol Corp
585,000	5.25%, 04/05/2034	586,739
955,000	5.00%, 01/15/2035	932,381
3,165,000	BAE Systems PLC(b) 5.30%, 03/26/2034	3,155,904
	Boeing Co
2,020,000	5.15%, 05/01/2030	1,991,685
2,535,000	3.63%, 02/01/2031	2,301,311
515,000	6.39%, 05/01/2031	538,443
495,000	6.53%, 05/01/2034	518,566
1,810,000	5.71%, 05/01/2040	1,721,997
4,455,000	5.81%, 05/01/2050	4,143,834
720,000	6.86%, 05/01/2054	765,249
115,000	5.93%, 05/01/2060	106,410
685,000	7.01%, 05/01/2064	726,872
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(h)	1,611,465
2,025,000	5.20%, 09/17/2030	1,937,998
3,180,000	3.88%, 07/11/2031(f)	2,771,736
	L3Harris Technologies Inc
650,000	5.40%, 07/31/2033	648,837
1,645,000	5.35%, 06/01/2034	1,638,085

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 340,000	Martin Marietta Materials Inc 5.15%, 12/01/2034	$ 333,853
410,000	Nordson Corp 5.80%, 09/15/2033	422,073
2,765,000	Owens Corning 5.70%, 06/15/2034	2,808,841
2,400,000	RTX Corp 5.15%, 02/27/2033	2,379,828
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	371,647
	Sensata Technologies Inc(b)
25,000	4.38%, 02/15/2030	22,901
1,045,000	3.75%, 02/15/2031	913,578
	SMBC Aviation Capital Finance Designated Activity Co(b)
680,000	5.45%, 05/03/2028	684,274
470,000	5.30%, 04/03/2029	471,423
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,359,739
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	345,460
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,718,535
1,115,000	Vulcan Materials Co 5.35%, 12/01/2034	1,111,636
1,450,000	Waste Management Inc 4.95%, 03/15/2035	1,413,674
		40,454,974
Technology — 2.15%
	AppLovin Corp
700,000	5.13%, 12/01/2029	698,289
1,755,000	5.50%, 12/01/2034	1,741,922
	Broadcom Inc(b)
1,625,000	2.60%, 02/15/2033	1,343,220
1,445,000	3.42%, 04/15/2033	1,264,854
2,130,000	3.47%, 04/15/2034	1,845,986
1,800,000	3.14%, 11/15/2035	1,470,009
1,070,000	3.19%, 11/15/2036	861,928
	CDW LLC / CDW Finance Corp
3,660,000	3.57%, 12/01/2031	3,257,475
1,450,000	5.55%, 08/22/2034	1,429,170
1,780,000	Entegris Inc(b) 4.75%, 04/15/2029	1,704,364
685,000	Gartner Inc(b) 3.75%, 10/01/2030	625,347
2,355,000	Leidos Inc 5.75%, 03/15/2033	2,387,237
705,000	Microchip Technology Inc 5.05%, 02/15/2030	700,111
	Micron Technology Inc
1,120,000	5.88%, 02/09/2033	1,147,128
5,010,000	5.88%, 09/15/2033	5,138,623
325,000	MSCI Inc(b) 3.25%, 08/15/2033	274,578
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	116,566
91,800	9.63%, 12/01/2032	103,444
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,005,000	Western Digital Corp 4.75%, 02/15/2026	$ 995,312
		27,105,563
Utilities — 0.45%
	AES Corp
605,000	3.95%, 07/15/2030(b)	557,691
255,000	2.45%, 01/15/2031	212,494
1,120,000	Duke Energy Corp(f) 5.45%, 06/15/2034	1,118,191
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,708
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	377,258
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	88,664
790,000	4.30%, 03/15/2045	630,393
1,825,000	Southern Co 5.70%, 03/15/2034	1,862,674
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	563,630
280,000	Vistra Operations Co LLC(b) 5.70%, 12/30/2034	277,061
		5,692,764
TOTAL CORPORATE BONDS AND NOTES — 26.70% (Cost $359,603,270)		$337,318,733
CONVERTIBLE BONDS
Communications — 0.55%
78,000	Booking Holdings Inc 0.75%, 05/01/2025	205,818
	EchoStar Corp(i)
2,456,291	3.88%, 11/30/2030 PIK rate, 3.88%	2,577,347
2,855,967	6.75%, 11/30/2030 PIK rate, 6.75%	2,590,216
33,000	InterDigital Inc 3.50%, 06/01/2027	82,908
84,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	102,522
40,000	Palo Alto Networks Inc 0.38%, 06/01/2025	146,300
47,000	Sea Ltd 2.38%, 12/01/2025	59,479
870,000	Spotify USA Inc(j) (4.91%), 03/15/2026	924,897
227,000	Uber Technologies Inc 0.88%, 12/01/2028	249,700
		6,939,187
Consumer, Cyclical — 0.04%
106,000	Carnival Corp 5.75%, 12/01/2027	213,272

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 24,000	Freshpet Inc 3.00%, 04/01/2028	$ 53,064
181,000	NCL Corp Ltd 1.13%, 02/15/2027	187,335
		453,671
Consumer, Non-Cyclical — 0.04%
340,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	365,840
73,000	Merit Medical Systems Inc(b) 3.00%, 02/01/2029	92,096
47,000	Post Holdings Inc 2.50%, 08/15/2027	55,060
		512,996
Energy — 0.01%
43,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	50,332
35,000	Permian Resources Operating LLC 3.25%, 04/01/2028	88,047
		138,379
Industrial — 0.01%
73,000	Itron Inc(b) 1.38%, 07/15/2030	76,833
Technology — 0.19%
242,000	Akamai Technologies Inc 1.13%, 02/15/2029	235,962
205,000	Bentley Systems Inc 0.38%, 07/01/2027	184,603
50,000	BlackLine Inc(b) 1.00%, 06/01/2029	54,220
337,000	Datadog Inc(b)(j) 0.80%, 12/01/2029	324,194
215,000	Dropbox Inc(j) (0.64%), 03/01/2028	219,434
187,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	182,419
136,000	Nutanix Inc 0.25%, 10/01/2027	164,288
238,000	ON Semiconductor Corp 0.50%, 03/01/2029	224,077
179,000	Parsons Corp(b) 2.63%, 03/01/2029	209,519
173,000	Seagate HDD Cayman 3.50%, 06/01/2028	207,686
80,000	Snowflake Inc(b)(j) (3.30%), 10/01/2029	94,880
62,000	Tyler Technologies Inc 0.25%, 03/15/2026	74,803
35,000	Vertex Inc(b) 0.75%, 05/01/2029	55,336
166,000	Workiva Inc 1.25%, 08/15/2028	175,711
		2,407,132
Principal Amount(a)		Fair Value
Utilities — 0.17%
$ 170,000	Evergy Inc 4.50%, 12/15/2027	$ 184,535
303,000	FirstEnergy Corp 4.00%, 05/01/2026	304,060
74,000	NRG Energy Inc 2.75%, 06/01/2048	162,356
188,000	PG&E Corp 4.25%, 12/01/2027	203,886
168,000	Pinnacle West Capital Group(b) 4.75%, 06/15/2027	176,064
1,070,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,116,010
54,000	UGI Corp(b) 5.00%, 06/01/2028	61,317
		2,208,228
TOTAL CONVERTIBLE BONDS — 1.01% (Cost $13,065,188)		$12,736,426
FOREIGN GOVERNMENT BONDS AND NOTES
3,315,000	Canadian Government Bond CAD, 4.00%, 08/01/2026	2,340,760
	Chile Government International Bond
1,385,000	3.50%, 01/31/2034	1,191,350
2,120,000	3.10%, 05/07/2041	1,512,617
870,000	4.34%, 03/07/2042	728,529
	Colombia Government International Bond
1,280,000	7.50%, 02/02/2034	1,258,880
1,730,000	7.75%, 11/07/2036	1,691,767
1,130,000	8.38%, 11/07/2054	1,094,575
200,000	Costa Rica Government International Bond 7.16%, 03/12/2045	205,600
1,635,000	Hazine Mustesarligi Varlik Kiralama AS(b) 6.50%, 04/26/2030	1,616,600
	Indonesia Treasury Bond
65,290,998,784	IDR, 6.88%, 04/15/2029	4,033,513
1,191,000,000	IDR, 6.75%, 07/15/2035	72,536
1,020,000	Nigeria Government International Bond(b) 10.38%, 12/09/2034	1,041,420
	Philippine Government International Bond
1,165,000	2.95%, 05/05/2045	779,694
1,215,000	2.65%, 12/10/2045	770,435
545,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	501,477
	Republic of South Africa Government Bond
52,065,000	ZAR, 8.88%, 02/28/2035	2,511,133
60,355,000	ZAR, 9.00%, 01/31/2040	2,722,658

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Republic of South Africa Government International Bond(b)
$ 810,000	7.10%, 11/19/2036	$ 789,500
455,000	7.95%, 11/19/2054	436,476
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,170,180
710,000	7.85%, 10/12/2028(b)	733,126
400,000	3.70%, 11/25/2030	333,232
600,000	3.90%, 10/19/2031	493,394
735,000	6.90%, 02/28/2032(b)	716,787
2,326,000	Romanian Government International Bond(b) 5.75%, 03/24/2035	2,075,436
	Turkiye Government International Bond
2,270,000	7.13%, 07/17/2032	2,250,137
3,795,000	6.50%, 01/03/2035	3,547,756
	United Kingdom Gilt
3,605,000	GBP, 0.25%, 01/31/2025	4,495,732
1,250,000	GBP, 4.13%, 01/29/2027	1,556,392
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.38% (Cost $43,809,994)		$42,671,692
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.93%
1,155,184	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	1,147,442
408,648	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	390,854
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,312,463
112,813	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	105,761
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 10/25/2069	882,083
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	861,059
	BPR Trust(b)(c)
	Series 2021-NRD Class E
190,000	10.02%, 12/15/2038 1-mo. SOFR + 5.62%	182,247
	Series 2021-NRD Class F
1,185,000	11.27%, 12/15/2038 1-mo. SOFR + 6.87%	1,125,279
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-STAR Class A
$ 1,145,000	7.63%, 08/15/2039 1-mo. SOFR + 3.23%	$ 1,144,652
	BX Trust(b)
	Series 2022-AHP Class B
1,910,000	6.24%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,889,706
	Series 2024-VLT4 Class A
455,000	5.89%, 07/15/2029(c) 1-mo. SOFR + 1.49%	456,849
	Series 2024-VLT5 Class B
105,000	5.80%, 11/13/2046(d)	105,010
990,000	CAFL Issuer LLC(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	1,005,472
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
71,448	3.40%, 10/05/2030	68,333
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	201,400
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	517,989
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	82,082
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	149,115
	Series 2021-RPL1 Class A1
246,720	4.07%, 09/27/2060(d)	246,124
	Series 2021-RPL4 Class A1
771,392	4.10%, 12/27/2060(d)	768,945
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	1,247,904
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
361,124	6.21%, 07/15/2038 1-mo. SOFR + 1.81%	361,576
	Series 2021-ESH Class D
1,039,333	6.76%, 07/15/2038 1-mo. SOFR + 2.36%	1,041,932
236,478	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	227,268
621,326	GITSIT Mortgage Loan Trust(b)(e) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	622,473

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
$ 211,426	3.72%, 04/10/2031(b)(d)	$ 193,676
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(b)(d)	246,324
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(b)(d)	184,645
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,299,948
364,806	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.57%, 12/15/2047	339,273
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	780,838
	Series 2021-GS2 Class A1
341,737	4.75%, 04/25/2061(e)	341,624
	Series 2021-GS4 Class A1
151,616	4.65%, 11/25/2060(e)	151,618
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	196,243
566,130	MFRA Trust(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	567,164
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	640,708
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
84,721	3.28%, 10/15/2030(b)	77,943
	Series 2013-C11 Class B
195,000	4.08%, 08/15/2046(d)	119,111
	Series 2013-C12 Class C
54,339	4.80%, 10/15/2046(d)	50,833
	Series 2016-C30 Class C
785,000	4.04%, 09/15/2049(d)	670,227
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,217,955
	NYMT Loan Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	966,994
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-BPL3 Class A1
$ 445,000	5.27%, 09/25/2039(e)	$ 439,430
	Series 2024-CP1 Class A1
549,332	3.75%, 02/25/2068(d)	505,363
	Pretium Mortgage Credit Partners(b)(e)
	Series 2024-NPL4 Class A1
355,952	7.00%, 07/25/2054	357,493
	Series 2024-NPL8 Class A1
794,162	5.96%, 11/25/2054	796,124
	PRP Advisors LLC(b)(e)
	Series 2021-9 Class A1
505,776	5.36%, 10/25/2026	504,395
	Series 2024-2 Class A1
861,870	7.03%, 03/25/2029	866,032
	Series 2024-5 Class A1
159,653	5.69%, 09/25/2029	159,046
	Series 2024-7 Class A1
414,556	5.87%, 11/25/2029	415,621
466,063	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	467,328
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
503,328	7.50%, 07/25/2059	501,926
	Series 2024-1 Class A
281,608	7.75%, 12/25/2054	281,352
1,055,000	ROC Securities Trust(b)(e) Series 2024-RLT1 Class A1 5.59%, 10/25/2039	1,047,687
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.74%, 12/15/2039 1-mo. SOFR + 1.24%	244,847
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	251,729
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	97,564
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	121,128
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,230,854
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,481,430	4.05%, 05/15/2051	1,435,426
	Series 2018-C14 Class C
100,000	5.21%, 12/15/2051(d)	86,929

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 125,249	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	$ 125,158
126,628	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	126,471
84,898	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	84,876
273,013	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	273,213
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
75,093	3.83%, 07/15/2046(d)	69,311
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,287,926
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	139,172
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.19%, 08/15/2046(d)	748,630
	Series 2014-C20 Class B
189,662	4.38%, 05/15/2047	168,789
		37,022,962
U.S. Government Agency — 24.74%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 8.31%, 12/25/2042 1-mo. SOFR + 3.75%	507,904
	Federal Home Loan Mortgage Corp
2,830	2.50%, 01/01/2029	2,749
41,939	3.00%, 11/01/2034	39,396
13,738	2.50%, 06/01/2035	12,581
128,091	2.00%, 09/01/2035	114,036
93,818	2.00%, 10/01/2035	83,524
236,068	2.00%, 12/01/2035	210,162
32,500	3.00%, 09/01/2036	29,965
6,349,066	2.50%, 03/01/2037	5,789,284
1,952,289	2.50%, 04/01/2037	1,783,982
3,172,377	2.00%, 01/01/2042	2,636,916
3,043,931	2.50%, 01/01/2042	2,603,052
37,708	3.00%, 12/01/2046	32,683
22,217	4.00%, 05/01/2047	20,644
17,561	4.50%, 10/01/2047	16,825
24,745	4.00%, 02/01/2048	23,006
2,551	4.50%, 06/01/2048	2,438
6,811	4.00%, 10/01/2048	6,330
7,550	3.50%, 09/01/2049	6,776
450,239	3.50%, 10/01/2049	404,052
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 11,586	3.00%, 11/01/2049	$ 9,991
3,752,695	3.00%, 02/01/2051	3,238,286
1,978,518	2.00%, 03/01/2051	1,581,085
4,334,822	2.00%, 05/01/2051	3,397,781
3,638,264	3.00%, 07/01/2051	3,133,772
2,934,831	2.50%, 10/01/2051	2,431,322
3,377,646	2.50%, 02/01/2052	2,787,082
3,552,210	3.00%, 04/01/2052	3,047,385
3,673,985	3.50%, 05/01/2052	3,275,553
6,106,309	4.50%, 07/01/2052	5,771,350
3,957,275	3.50%, 08/01/2052	3,513,959
9,944,679	4.50%, 08/01/2052	9,394,050
3,728,841	4.50%, 09/01/2052	3,514,910
3,115,132	5.50%, 09/01/2052	3,089,774
4,272,344	5.00%, 10/01/2052	4,154,732
2,227,509	5.50%, 01/01/2053	2,228,504
3,856,186	6.00%, 02/01/2053	3,920,865
3,642,208	5.50%, 05/01/2053	3,619,357
4,366,466	5.50%, 07/01/2053	4,353,230
3,169,664	5.50%, 08/01/2053	3,171,071
3,669,622	6.50%, 10/01/2053	3,758,413
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K064 Class A1
685,526	2.89%, 10/25/2026	674,963
	Series K095 Class A1
23,055	2.63%, 11/25/2028	22,205
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,208,326	3.50%, 09/15/2047	2,893,321
	Series 5238 Class BC
3,608,779	4.00%, 09/25/2049	3,430,334
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2022-DNA3 Class M1A
324,952	6.57%, 04/25/2042 1-mo. SOFR + 2.00%	329,103
	Series 2022-DNA4 Class M1B
1,120,000	7.92%, 05/25/2042 1-mo. SOFR + 3.35%	1,171,654
	Federal National Mortgage Association
171,960	3.00%, 10/01/2033	163,492
14,751	3.00%, 06/01/2034	13,856
14,171	3.00%, 07/01/2034	13,347
5,353	3.00%, 10/01/2034	5,029
6,797	3.00%, 11/01/2034	6,377
236,330	2.00%, 10/01/2035	210,399
232,254	2.00%, 11/01/2035	206,770

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 2,862,416	2.00%, 02/01/2037	$ 2,544,307
2,709,299	2.00%, 03/01/2037	2,406,312
2,599,883	2.50%, 03/01/2037	2,367,916
3,533,947	2.50%, 04/01/2037	3,212,379
3,229,621	2.50%, 02/01/2042	2,753,821
3,620,770	5.00%, 05/01/2043	3,536,353
3,988,934	5.00%, 06/01/2043	3,885,688
7,487,699	2.50%, 03/01/2047	6,162,584
4,441,336	3.50%, 07/01/2047	4,046,990
21,376	4.00%, 09/01/2047	19,873
6,674	3.50%, 03/01/2048	5,990
5,421	4.00%, 06/01/2048	5,028
3,734,872	3.00%, 01/01/2049	3,269,286
5,573	3.00%, 12/01/2049	4,806
5,264	3.00%, 01/01/2050	4,540
24,520	2.50%, 05/01/2050	20,219
248,980	2.50%, 06/01/2050	205,309
133,509	2.50%, 07/01/2050	110,091
15,309	2.50%, 08/01/2050	12,624
3,994,194	2.00%, 11/01/2050	3,167,638
2,765,575	2.00%, 12/01/2050	2,212,579
3,262,438	2.00%, 01/01/2051	2,611,463
4,146,342	2.50%, 08/01/2051	3,412,525
3,099,071	2.50%, 10/01/2051	2,571,376
6,580,647	2.50%, 01/01/2052	5,408,816
6,543,130	3.50%, 01/01/2052	5,819,622
10,741,261	2.50%, 02/01/2052	8,852,903
8,945,510	2.00%, 03/01/2052	7,088,771
3,352,245	2.50%, 03/01/2052	2,770,004
12,655,684	3.00%, 03/01/2052	10,871,084
2,882,243	3.50%, 04/01/2052	2,565,061
7,426,899	4.00%, 06/01/2052	6,829,849
3,202,444	4.00%, 07/01/2052	2,938,604
3,713,822	4.00%, 08/01/2052	3,403,335
2,505,209	5.00%, 08/01/2052	2,427,466
3,600,587	4.50%, 09/01/2052	3,409,616
3,150,505	5.00%, 10/01/2052	3,059,772
3,180,724	5.50%, 10/01/2052	3,150,196
3,599,388	5.00%, 11/01/2052	3,503,127
2,149,226	6.00%, 08/01/2053	2,165,060
1,180,293	6.00%, 09/01/2053	1,186,599
3,741,403	6.00%, 11/01/2053	3,803,769
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,106,332	2.47%, 04/25/2026	2,054,218
	Series 2017-M1 Class A2
1,743,787	2.42%, 10/25/2026(d)	1,678,674
	Series 2018-M2 Class A2
1,993,979	2.91%, 01/25/2028(d)	1,904,528
	Series 2018-M3 Class A2
3,857,362	3.06%, 02/25/2030(d)	3,581,850
	Series 2023-M5 Class 2A2
4,209,737	4.50%, 07/25/2028(d)	4,164,496
	Government National Mortgage Association
16,893	3.50%, 04/20/2047	15,287
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 10,135	4.00%, 04/20/2047	$ 9,467
16,736	3.00%, 02/20/2048	14,701
21,705	3.50%, 02/20/2048	19,596
3,142,625	2.50%, 03/20/2051	2,614,844
2,038,838	3.00%, 08/20/2051	1,769,153
7,463,412	2.50%, 11/20/2051	6,237,176
7,779,229	2.00%, 12/20/2051	6,228,307
7,141,226	3.50%, 02/20/2052	6,386,965
3,118,699	3.50%, 06/20/2052	2,789,281
3,630,878	4.00%, 07/20/2052	3,349,626
3,679,723	3.50%, 08/20/2052	3,291,039
11,303,701	4.50%, 08/20/2052	10,708,769
4,524,333	4.50%, 09/20/2052	4,286,239
3,414,933	5.00%, 09/20/2052	3,325,339
3,383,100	5.00%, 10/20/2052	3,302,944
8,070,582	5.00%, 05/20/2053	7,844,962
8,586,734	5.00%, 06/20/2053	8,378,448
4,200,000	Uniform Mortgage-Backed Security(k) 4.50%, TBA	3,949,984
		312,568,871
TOTAL MORTGAGE-BACKED SECURITIES — 27.67% (Cost $375,193,744)		$349,591,833
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
3,731,000	4.88%, 03/14/2025	3,734,994
8,000,000	4.50%, 03/13/2026	8,014,714
11,000,000	4.75%, 05/02/2031	11,087,769
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,591,578
35,000,000	Resolution Funding Corp Principal Strip(j) 0.00%, 04/15/2030	27,401,043
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,935,270
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 4.65% (Cost $59,131,932)		$58,765,368
U.S. TREASURY BONDS AND NOTES
11,367,348(l)	U.S. Treasury Inflation Indexed Bonds TIPS 1.88%, 07/15/2034	11,015,234
	United States Treasury Note/Bond
19,000,000	4.25%, 05/31/2025	18,995,190
21,010,000	4.63%, 02/28/2026(m)	21,095,016
16,405,000	4.38%, 07/31/2026	16,432,067
26,565,000	3.75%, 08/31/2026	26,354,746
19,985,000	3.50%, 09/30/2026	19,733,268
9,970,000	4.25%, 11/30/2026	9,968,017
1,665,000	4.25%, 12/31/2026	1,665,137
25,000,000	4.13%, 08/31/2030	24,615,130

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 52,300,000	3.88%, 08/15/2033	$ 49,774,920
3,000,000	3.88%, 02/15/2043	2,646,983
6,500,000	3.63%, 08/15/2043	5,506,031
40,600,000	4.75%, 11/15/2043	40,087,464
5,500,000	4.63%, 05/15/2044	5,332,016
16,100,000	3.38%, 11/15/2048	12,574,527
6,000,000	3.63%, 05/15/2053	4,877,413
TOTAL U.S. TREASURY BONDS AND NOTES — 21.43% (Cost $275,795,252)		$270,673,159
Shares
COMMON STOCK
Communications — 0.20%
285,795	Altice USA Inc Class A(n)	688,766
176,696	Paramount Global Class B	1,848,240
		2,537,006
Consumer, Non-Cyclical — 0.20%
1	AbbVie Inc	178
23,453	BioMarin Pharmaceutical Inc(n)	1,541,566
2,713	Elevance Health Inc	1,000,825
		2,542,569
Financial — 0.00%(o)
85,020	Sunac China Holdings Ltd(n)	25,049
Industrial — 0.10%
219,089	Cemex SAB de CV Sponsored ADR	1,235,662
TOTAL COMMON STOCK — 0.50% (Cost $10,978,083)		$6,340,286
Shares		Fair Value
PREFERRED STOCK
Financial — 0.00%(o)
578	Apollo Global Management Inc	$ 50,330
Industrial — 0.15%
30,685	Boeing Co(n)	1,887,741
Utilities — 0.01%
1,388	PG&E Corp	69,178
TOTAL PREFERRED STOCK — 0.16% (Cost $1,655,186)		$2,007,249
GOVERNMENT MONEY MARKET MUTUAL FUNDS
7,593,948	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(p), 4.43%(q)	7,593,948
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $7,593,948)		$7,593,948
TOTAL INVESTMENTS — 99.01% (Cost $1,310,697,560)		$1,250,857,864
OTHER ASSETS & LIABILITIES, NET — 0.99%		$12,480,770
TOTAL NET ASSETS — 100.00%		$1,263,338,634

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of December 31, 2024
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $312,000,567, representing 24.70% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of December 31, 2024.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(l)	Principal amount of the security is adjusted for inflation.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Represents less than 0.005% of net assets.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of December 31, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	732	USD	79,605	Mar 2025	$(714,717)
U.S. 2 Year Treasury Note Futures	440	USD	90,467	Mar 2025	(44,990)
U.S. 5 Year Treasury Note Futures	1,728	USD	183,692	Mar 2025	(755,690)
Short
U.S. 10 Year Treasury Note Futures	30	USD	3,263	Mar 2025	4,219
U.S. 10 Year Ultra Treasury Note Futures	590	USD	65,674	Mar 2025	900,901
U.S. Treasury Bond Futures	240	USD	27,323	Mar 2025	628,243
U.S. Ultra Long Term Treasury Bond Futures	68	USD	8,086	Mar 2025	257,691
				Net Appreciation	$275,657
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	2,256,578	EUR	2,135,000	03/19/2025	$36,951
					Net Appreciation	$36,951
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
USD	U.S. Dollar
ZAR	South African Rand
Abbreviations
BA	Bank of America Corp
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.24%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	7.26%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,210,573
	Series 2024-4A Class D
975,000	8.91%, 04/15/2037 3-mo. SOFR + 4.25%	1,001,753
975,000	Balboa Bay Loan Funding Ltd(a)(b) Series 2020-1A Class A1RR 5.87%, 10/20/2035 3-mo. SOFR + 1.29%	977,400
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 6.12%, 04/19/2037 3-mo. SOFR + 1.50%	929,379
1,800,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 5.88%, 01/20/2033 3-mo. SOFR + 1.26%	1,800,535
706,345	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	708,185
875,000	Elmwood Ltd(a)(b) Series 2024-8A Class A1 6.15%, 10/18/2037 3-mo. SOFR + 1.35%	877,239
625,000	Exeter Automobile Receivables Trust Series 2024-1A Class A3 5.31%, 08/16/2027	626,420
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	901,469
1,100,000	Generate Ltd(a)(b) Series 2024-20A Class A 5.88%, 01/25/2038 3-mo. SOFR + 1.30%	1,100,000
705,645	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	707,120
1,575,000	Invesco US Ltd(a)(b) Series 2024-4A Class A1 5.65%, 01/15/2038 3-mo. SOFR + 1.33%	1,575,268
237,405	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.20%, 05/25/2054 1-mo. SOFR + 1.60%	239,401
975,000	Mountain View XVI Ltd(a)(b) Series 2022-1A Class A1R 6.12%, 04/15/2034 3-mo. SOFR + 1.46%	978,019
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 8.13%, 04/23/2038 3-mo. SOFR + 3.50%	863,086
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.17%, 04/20/2037 3-mo. SOFR + 1.55%	$ 1,256,119
1,250,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.04%, 04/26/2036 3-mo. SOFR + 1.42%	1,253,369
1,175,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	1,175,202
230,772	Santander Drive Auto Receivables Trust Series 2024-1 Class A2 5.71%, 02/16/2027	231,200
850,000	Sycamore Tree Ltd(a)(b) Series 2021-1A Class CR 6.56%, 01/20/2038 3-mo. SOFR + 2.05%	850,261
1,400,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	1,404,311
TOTAL ASSET-BACKED SECURITIES — 5.24% (Cost $20,576,241)		$20,666,309
CORPORATE BONDS AND NOTES
Communications — 0.75%
1,310,000	Rogers Communications Inc 3.20%, 03/15/2027	1,265,565
1,785,000	T-Mobile USA Inc 3.88%, 04/15/2030	1,679,663
		2,945,228
Consumer, Cyclical — 0.62%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	522,545
1,830,000	Lowe's Cos Inc 3.75%, 04/01/2032	1,675,874
237,000	Marriott International Inc 4.88%, 05/15/2029	236,125
		2,434,544
Consumer, Non-Cyclical — 0.71%
550,000	AbbVie Inc 4.80%, 03/15/2029	549,584
512,000	BAT Capital Corp 6.00%, 02/20/2034	526,022
560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	562,724
45,000	Humana Inc 5.95%, 03/15/2034	45,345
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	756,898

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 375,000	5.60%, 03/23/2034	$ 373,156
		2,813,729
Financial — 1.30%
1,740,000	Bank of America Corp 4.27%, 07/23/2029	1,695,236
1,950,000	JPMorgan Chase & Co 2.52%, 04/22/2031	1,717,881
1,940,000	Morgan Stanley 2.70%, 01/22/2031	1,723,708
		5,136,825
Industrial — 1.66%
	Boeing Co
880,000	2.20%, 02/04/2026	853,416
650,000	6.30%, 05/01/2029	673,769
360,000	6.53%, 05/01/2034	377,139
550,000	IDEX Corp 4.95%, 09/01/2029	547,615
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	287,030
1,720,000	RTX Corp 4.13%, 11/16/2028	1,674,109
519,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	522,242
	Waste Management Inc
352,000	4.95%, 07/03/2031	352,354
1,289,000	4.80%, 03/15/2032	1,266,838
		6,554,512
Technology — 0.15%
350,000	AppLovin Corp 5.50%, 12/01/2034	347,392
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	242,128
		589,520
TOTAL CORPORATE BONDS AND NOTES — 5.19% (Cost $20,328,395)		$20,474,358
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.98%
975,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	985,860
700,000	BANK Series 2024-BNK47 Class A5 5.72%, 06/15/2057	724,219
	BANK5
	Series 2024-5YR10 Class A3
700,000	5.30%, 10/15/2057	703,304
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-5YR10 Class AS
$ 300,000	5.64%, 10/15/2057	$ 302,987
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	664,984
450,000	Barclays Commercial Mortgage Securities Trust Series 2024-C24 Class A5 5.42%, 02/15/2057	456,346
	BMO Mortgage Trust
	Series 2022-C2 Class A5
525,000	4.81%, 07/15/2054(d)	514,542
	Series 2024-C9 Class A5
950,000	5.76%, 07/15/2057	982,596
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,500,000	6.04%, 02/15/2041 1-mo. SOFR + 1.64%	1,501,406
	Series 2024-BRVE Class A
1,000,000	6.24%, 04/15/2026 1-mo. SOFR + 1.84%	1,003,295
	Series 2024-XL5 Class A
565,399	5.79%, 03/15/2041 1-mo. SOFR + 1.39%	567,696
	Chase Home Lending Mortgage Trust(a)(d)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	200,856
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	245,081
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	98,352
310,885	COLT Mortgage Loan Trust(a)(d) Series 2021-HX1 Class A2 1.35%, 10/25/2066	262,077
1,050,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.24%, 06/15/2041 1-mo. SOFR + 1.84%	1,050,034
	DC Trust(a)(d)
	Series 2024-HLTN Class A
400,000	5.73%, 04/13/2040	402,589
	Series 2024-HLTN Class B
400,000	6.46%, 04/13/2040	403,682
750,000	HTL Commercial Mortgage Trust(a)(d) Series 2024-T53 Class A 5.88%, 05/10/2039	753,914
	JPMorgan Mortgage Trust(a)
	Series 2023-DSC1 Class A1
509,189	4.63%, 07/25/2063(d)	493,961
	Series 2024-1 Class A2
908,289	6.00%, 06/25/2054(d)	906,976
	Series 2024-5 Class A6
380,234	6.00%, 11/25/2054(d)	381,430
	Series 2024-VIS2 Class A1
1,017,617	5.85%, 11/25/2064(c)	1,021,205

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
Non-Agency — (continued)
$ 800,000	KSL Commercial Mortgage Trust(a)(b) Series 2024-HT2 Class B 6.61%, 12/15/2039 1-mo. SOFR + 2.04%	$ 798,751
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	937,012
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	654,488
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(d)	605,571
925,000	NXPT Commercial Mortgage Trust(a)(d) Series 2024-STOR Class A 4.31%, 11/05/2041	882,718
82,844	Onslow Bay Financial LLC(a)(c) Series 2024-NQM1 Class A2 6.25%, 11/25/2063	83,200
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,346,236
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	608,998
575,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 6.14%, 04/15/2041 1-mo. SOFR + 1.74%	575,358
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	5.31%, 07/15/2035(a)(d)	877,061
	Series 2024-1CHI Class B
550,000	5.74%, 07/15/2035(a)(d)	550,824
	Series 2024-C63 Class A5
1,030,000	5.31%, 08/15/2057	1,033,915
		23,581,524
U.S. Government Agency — 2.70%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	7.27%, 01/25/2044 1-mo. SOFR + 2.70%	384,218
	Series 2024-R01 Class 1M2
250,000	6.37%, 01/25/2044 1-mo. SOFR + 1.80%	252,307
	Series 2024-R02 Class 1M2
775,000	6.37%, 02/25/2044 1-mo. SOFR + 1.80%	781,975
	Series 2024-R03 Class 2M2
300,000	6.51%, 03/25/2044 1-mo. SOFR + 1.95%	303,167
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2024-HQA1 Class A1
$ 94,151	5.82%, 03/25/2044 1-mo. SOFR + 1.25%	$ 94,522
	Series 2024-HQA1 Class M1
229,811	5.82%, 03/25/2044 1-mo. SOFR + 1.25%	230,037
	Series 2024-HQA1 Class M2
75,000	6.57%, 03/25/2044 1-mo. SOFR + 2.00%	76,106
	Series 2024-HQA2 Class A1
2,030,000	5.82%, 08/25/2044 1-mo. SOFR + 1.25%	2,038,292
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Trust(a)(b)
	Series 2018-DNA3 Class M2A
45,788	5.58%, 09/25/2048 1-mo. SOFR + 1.01%	45,804
	Series 2018-DNA3 Class M2A
189,185	6.78%, 09/25/2048 1-mo. SOFR + 2.21%	189,406
6,622,314	Government National Mortgage Association 4.50%, 11/20/2052	6,271,051
		10,666,885
TOTAL MORTGAGE-BACKED SECURITIES — 8.68% (Cost $34,350,621)		$34,248,409
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
47,169,925(e)	0.13%, 07/15/2026	46,067,774
17,428,996(e)	0.13%, 04/15/2027	16,705,825
47,997,684(e)	1.25%, 04/15/2028	46,765,088
114,052,198(e)	2.13%, 04/15/2029	114,194,362
4,133,060(e)	1.63%, 10/15/2029	4,063,739
20,859,353(e)	1.38%, 07/15/2033	19,513,230
49,684,364(e)	1.88%, 07/15/2034	48,145,347
9,302,156(e)	1.50%, 02/15/2053	7,447,674

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 13,380,915(e)	2.13%, 02/15/2054	$ 12,384,121
TOTAL U.S. TREASURY BONDS AND NOTES — 79.90% (Cost $320,869,079)		$315,287,160
TOTAL INVESTMENTS — 99.01% (Cost $396,124,336)		$390,676,236
OTHER ASSETS & LIABILITIES, NET — 0.99%		$3,903,497
TOTAL NET ASSETS — 100.00%		$394,579,733
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $41,213,118, representing 10.44% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of December 31, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2024. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Principal amount of the security is adjusted for inflation.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	290	USD	31,538	Mar 2025	$(403,369)
U.S. 2 Year Treasury Note Futures	133	USD	27,346	Mar 2025	30,441
U.S. 5 Year Treasury Note Futures	288	USD	30,616	Mar 2025	(249,464)
Short
U.S. 10 Year Ultra Treasury Note Futures	45	USD	5,009	Mar 2025	87,185
U.S. Treasury Bond Futures	18	USD	2,049	Mar 2025	53,184
U.S. Ultra Long Term Treasury Bond Futures	248	USD	29,489	Mar 2025	1,236,183
				Net Appreciation	$754,160
As of December 31, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
4.40%	Daily	1-day EFFR	Daily	USD	185,840	03/19/2025	$19,797	$3,200	$16,597
1-day SOFR	Annual	3.70%	Annual	USD	12,730	05/31/2029	164,077	(6,958)	171,035
3.94%	Annual	1-day SOFR	Annual	USD	9,260	12/13/2039	(80,404)	(25,672)	(54,732)
1-day SOFR	Annual	3.36%	Annual	USD	4,650	12/13/2054	69,729	29,634	40,095
							$173,199	$204	$172,995
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of December 31, 2024
Abbreviations
EFFR	Effective Federal Funds Rate
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.41%
16,280	Air Liquide SA	$ 2,646,475
4,987	Akzo Nobel NV	299,335
42,058	Anglo American PLC	1,243,266
10,375	Antofagasta PLC	205,458
14,104	ArcelorMittal SA	327,697
1,463	Arkema SA	111,323
36,200	Asahi Kasei Corp	249,427
25,538	BASF SE	1,119,871
142,669	BHP Group Ltd	3,480,375
81,432	BlueScope Steel Ltd	941,607
8,491	Boliden AB	238,893
4,043	Brenntag SE	243,141
6,360	Clariant AG	70,985
5,211	Covestro AG(a)	313,073
3,836	Croda International PLC	162,204
5,356	DSM-Firmenich AG	541,407
187	EMS-Chemie Holding AG(a)	126,182
4,818	Endeavour Mining PLC	86,000
6,758	Evonik Industries AG	117,468
46,247	Fortescue Ltd	520,767
255	Givaudan SA	1,114,703
294,450	Glencore PLC	1,296,620
1,732	Holmen AB Class B	63,531
66,538	ICL Group Ltd	328,621
15,800	JFE Holdings Inc	177,909
41,100	Kaneka Corp	974,919
57,900	Kemira OYJ	1,170,727
480,500	Kingboard Holdings Ltd	1,150,431
92,600	Kuraray Co Ltd	1,326,378
4,365	Mineral Resources Ltd	92,123
220,300	Mitsubishi Chemical Group Corp	1,112,654
55,400	Mitsubishi Gas Chemical Co Inc	982,659
26,300	Mitsui Chemicals Inc	574,114
11,314	Mondi PLC	168,367
29,900	Nippon Paint Holdings Co Ltd	193,047
4,100	Nippon Sanso Holdings Corp	113,767
56,400	Nippon Soda Co Ltd	1,037,612
25,600	Nippon Steel Corp	514,448
19,000	Nitto Denko Corp	317,658
41,763	Norsk Hydro ASA	229,725
33,669	Northern Star Resources Ltd	319,895
10,058	Novonesis / Novozymes Class B	569,953
584,300	Perseus Mining Ltd	925,457
57,811	Rio Tinto Ltd	4,192,043
31,809	Rio Tinto PLC	1,877,479
50,700	Shin-Etsu Chemical Co Ltd	1,669,913
27,900	Solvay SA	901,993
124,932	South32 Ltd	262,055
6,500	Sumitomo Metal Mining Co Ltd	148,193
7,097	Syensqo SA	518,294
3,527	Symrise AG	376,235
54,400	Tokuyama Corp	902,179
94,800	Tokyo Steel Manufacturing Co Ltd	896,420
40,100	Toray Industries Inc	253,907
Shares		Fair Value
Basic Materials — (continued)
22,200	UBE Corp	$ 337,747
15,711	UPM-Kymmene OYJ	432,047
9,300	Yamato Kogyo Co Ltd	436,628
17,479	Yara International ASA	462,701
		41,468,106
Communications — 5.44%
613,900	Airtel Africa PLC(b)	868,842
27,501	Auto Trader Group PLC(b)	272,048
1,049,100	Bezeq The Israeli Telecommunication Corp Ltd	1,494,462
23,789	Bollore SE	146,280
1,119,467	BT Group PLC	2,017,112
10,587	CAR Group Ltd	235,602
4,827	Delivery Hero SE(a)(b)	135,069
5,200	Dentsu Group Inc	124,959
97,843	Deutsche Telekom AG(a)	2,931,682
4,103	Elisa OYJ(a)	177,654
55,469	Grab Holdings Ltd Class A(a)	261,814
500	Hikari Tsushin Inc	108,525
91,000	HKT Trust & HKT Ltd	112,387
37,980	Informa PLC	378,701
27,600	IPSOS SA	1,310,091
84,000	KDDI Corp	2,675,450
112,632	Koninklijke KPN NV	410,706
77,200	LY Corp	204,124
12,000	M3 Inc	103,978
2,800	MercadoLibre Inc(a)	4,761,232
37,700	Metropole Television SA	439,026
8,300	MonotaRO Co Ltd	141,049
2,493,800	Nippon Telegraph & Telephone Corp	2,490,967
51,700	Nippon Television Holdings Inc	895,674
428,981	Nokia OYJ	1,897,564
289,000	NOS SGPS SA	996,872
137,005	Orange SA(a)	1,367,013
17,083	Pearson PLC	273,825
49,007	Prosus NV	1,946,797
16,990	Publicis Groupe SA	1,808,751
43,700	Rakuten Group Inc(a)	235,433
19,800	Reach PLC	20,623
47,067	Scout24 SE(b)	4,153,147
10,508	Sea Ltd ADR(a)	1,114,899
9,457	SEEK Ltd	131,605
31,900	Shopify Inc Class A(a)	3,391,927
218,100	Singapore Telecommunications Ltd	491,342
788,300	SoftBank Corp	995,101
27,100	SoftBank Group Corp	1,548,651
4,312	Spotify Technology SA(a)	1,929,103
728	Swisscom AG(a)	405,171
16,232	Tele2 AB Class B	160,283
209,032	Telecom Italia SpA	53,424
262,689	Telefonaktiebolaget LM Ericsson Class B	2,127,375
140,450	Telefonica SA(a)	573,160
17,953	Telenor ASA	200,304
32,700	Television Francaise 1 SA	247,067

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Communications — (continued)
65,475	Telia Co AB	$ 181,987
113,533	Telstra Group Ltd	281,369
3,400	Trend Micro Inc	183,304
29,500	United Internet AG	479,561
648,192	Vodafone Group PLC	552,794
1,416	Wix.com Ltd(a)	303,803
28,644	WPP PLC	295,185
3,700	ZOZO Inc	113,952
		51,158,826
Consumer, Cyclical — 15.43%
5,093	Accor SA	247,712
6,944	AddTech AB Class B	189,209
4,586	adidas AG	1,127,994
14,100	Aisin Corp	157,528
92,626	Amadeus IT Group SA	6,537,940
5,500	ANA Holdings Inc	99,823
15,889	Aristocrat Leisure Ltd	671,001
19,500	Asics Corp	380,402
58,335	Associated British Foods PLC	1,487,296
7,506	Avolta AG	301,320
16,400	Bandai Namco Holdings Inc	391,062
36,681	Barratt Redrow PLC	201,034
35,196	Bayerische Motoren Werke AG	2,878,681
2,624	Berkeley Group Holdings PLC(a)	127,634
92,000	Betsson AB Class B	1,194,087
9,800	Bilia AB Class A	106,779
15,800	Bridgestone Corp	531,087
9,312	Bunzl PLC	383,188
15,208	Cie Financiere Richemont SA	2,300,578
44,906	Cie Generale des Etablissements Michelin SCA	1,477,654
159,100	Citizen Watch Co Ltd	934,799
48,017	Compass Group PLC	1,597,082
2,907	Continental AG	195,884
61,615	CTS Eventim AG & Co KGaA	5,208,635
79,440	Daimler Truck Holding AG	3,042,721
17,200	Daiwa House Industry Co Ltd	528,060
8,100	Daiwabo Holdings Co Ltd	157,300
24,300	DCM Holdings Co Ltd	219,967
53,200	Denso Corp	733,469
19,234	Deutsche Lufthansa AG	123,611
702	D'ieteren Group	116,776
19,371	Entain PLC	166,239
52,300	Europris ASA(b)	333,976
4,819	Evolution AB(b)	371,621
11,400	Fast Retailing Co Ltd	3,845,696
3,594	Ferrari NV	1,533,558
93,100	Frasers Group PLC(a)	709,215
64,000	Galaxy Entertainment Group Ltd	269,417
191,627	Genting Singapore Ltd	107,503
15,734	H & M Hennes & Mauritz AB Class B	212,076
177,800	Harvey Norman Holdings Ltd	512,654
894	Hermes International SCA	2,145,040
Shares		Fair Value
Consumer, Cyclical — (continued)
385,100	Honda Motor Co Ltd	$ 3,666,464
2,600	Hornbach Holding AG & Co KGaA	195,621
3,000	Hoshizaki Corp	117,957
2,500	HUGO BOSS AG	114,880
148,200	IDOM Inc	1,054,631
1,740	IMCD NV	258,583
30,651	Industria de Diseno Textil SA	1,570,067
4,553	InterContinental Hotels Group PLC	566,384
428,700	International Consolidated Airlines Group SA	1,335,840
121,300	Isuzu Motors Ltd	1,650,091
41,100	ITOCHU Corp	2,021,067
121,942	Iveco Group NV	1,180,279
4,600	Japan Airlines Co Ltd	72,516
71,800	Jardine Cycle & Carriage Ltd	1,489,738
15,860	JB Hi-Fi Ltd	907,366
79,091	JD Sports Fashion PLC	94,513
170,200	JVCKenwood Corp	1,874,297
3,400	Kaufman & Broad SA	115,110
2,052	Kering SA	506,835
540,899	Kingfisher PLC	1,680,624
3,400	Kohnan Shoji Co Ltd	77,244
23,400	Komeri Co Ltd	488,293
2,680	La Francaise des Jeux SAEM(b)	103,208
65,018	Lottery Corp Ltd	198,309
7,746	LVMH Moet Hennessy Louis Vuitton SE	5,095,270
172,500	Marubeni Corp	2,588,980
8,800	MatsukiyoCocokara & Co	128,118
2,100	McDonald's Holdings Co Japan Ltd	82,492
63,607	Mercedes-Benz Group AG	3,546,207
94,200	Mitsubishi Corp	1,541,274
107,500	Mitsui & Co Ltd	2,229,456
32,900	Mitsui-Soko Holdings Co Ltd	1,545,128
6,402	Moncler SpA	337,966
3,280	Next PLC	388,997
78,300	NGK Insulators Ltd	988,646
29,200	Nintendo Co Ltd	1,700,661
59,600	Nissan Motor Co Ltd	180,757
34,800	Niterra Co Ltd	1,108,794
2,300	Nitori Holdings Co Ltd	272,533
75,400	Okamura Corp	979,619
31,200	Oriental Land Co Ltd	672,552
10,900	Pan Pacific International Holdings Corp	296,117
66,200	Panasonic Holdings Corp	676,604
4,146	Pandora A/S	758,534
8,707	Persimmon PLC	130,005
173,500	Pets at Home Group PLC	446,136
305,100	Piaggio & C SpA	688,607
185,500	Pirelli & C SpA(b)	1,052,203
122,841	Puma SE	5,648,331
347,054	Qantas Airways Ltd(a)	1,921,265
144	Rational AG	123,337
5,861	Reece Ltd	80,966

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
5,209	Renault SA	$ 253,595
52,461	Rexel SA	1,336,157
450,000	RS Group PLC	3,831,243
8,200	Ryanair Holdings PLC	161,540
71,600	Sands China Ltd(a)	190,642
122,800	Sankyo Co Ltd	1,653,317
99,600	Schaeffler AG(a)	437,599
770	SEB SA	69,584
9,900	Sekisui Chemical Co Ltd	169,510
16,300	Sekisui House Ltd	388,659
6,098	SGH Ltd	173,472
2,000	Shimano Inc	269,035
37,800	Singapore Airlines Ltd	178,206
2,309	Sodexo SA	190,266
59,300	Sojitz Corp	1,208,525
175,700	Sony Group Corp	3,702,975
121,292	Stellantis NV	1,580,405
98,400	Subaru Corp	1,748,402
73,000	Sumitomo Corp	1,579,805
20,400	Sumitomo Electric Industries Ltd	364,700
31,400	Sumitomo Forestry Co Ltd	1,045,324
122,600	Super Retail Group Ltd	1,148,345
45,300	Suzuki Motor Corp	507,557
5,751	Swatch Group AG	1,045,307
89,320	Taylor Wimpey PLC	135,889
2,700	Toho Co Ltd	105,514
55,500	Tokmanni Group Corp	696,201
9,900	Tokyo Gas Co Ltd	274,296
69,100	Toyota Boshoku Corp	894,225
4,400	Toyota Industries Corp	353,872
305,400	Toyota Motor Corp	5,963,009
16,800	Toyota Tsusho Corp	297,100
37,949	Traton SE	1,092,767
22,612	Universal Music Group NV	578,396
13,900	Valor Holdings Co Ltd	192,486
5,753	Volvo AB Class A	140,609
166,350	Volvo AB Class B	4,042,668
176,300	VTech Holdings Ltd	1,195,405
31,833	Wesfarmers Ltd	1,406,304
4,500	Whitbread PLC	165,588
135,400	Yamaha Motor Co Ltd	1,192,969
46,400	Yokohama Rubber Co Ltd	992,904
621,000	Yue Yuen Industrial Holdings Ltd	1,383,345
6,348	Zalando SE(a)(b)	212,362
2,400	Zensho Holdings Co Ltd	135,919
		145,092,778
Consumer, Non-Cyclical — 21.18%
17,561	Adecco Group AG	433,805
615	Adyen NV(a)(b)	913,939
17,900	Aeon Co Ltd	418,921
13,300	Ajinomoto Co Inc	541,454
74,328	Alcon AG	6,302,088
3,007	Amplifon SpA	77,484
24,837	Anheuser-Busch InBev SA	1,243,440
17,700	Arcs Co Ltd	291,187
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,684	Argenx SE(a)	$ 1,040,228
42,100	Asahi Group Holdings Ltd	441,658
12,223	Ashtead Group PLC	756,057
51,400	Astellas Pharma Inc	499,131
58,611	AstraZeneca PLC	7,640,184
18,100	Austevoll Seafood ASA	155,505
788	Bachem Holding AG	50,394
92	Barry Callebaut AG	122,494
42,485	Bayer AG	848,637
2,708	Beiersdorf AG	347,883
1,395	BioMerieux	149,308
38,290	Brambles Ltd	455,389
101,527	British American Tobacco PLC	3,662,284
8,775	Bureau Veritas SA	266,587
873	Carl Zeiss Meditec AG	40,871
9,244	Carlsberg AS Class B	887,819
84,603	Carrefour SA	1,204,140
39	Chocoladefabriken Lindt & Spruengli AG	630,223
19,000	Chugai Pharmaceutical Co Ltd	837,542
432,417	CK Hutchison Holdings Ltd	2,298,921
92,300	Cloetta AB Class B	210,231
6,108	Coca-Cola Europacific Partners PLC	469,155
59,956	Coca-Cola HBC AG	2,046,704
23,941	Cochlear Ltd	4,287,318
38,526	Coles Group Ltd	449,735
3,704	Coloplast A/S Class B	405,818
31,610	CSL Ltd	5,514,389
10,400	Dai Nippon Printing Co Ltd	145,534
114,300	Daiichi Sankyo Co Ltd	3,127,619
17,876	Danone SA	1,208,057
16,010	Davide Campari-Milano NV	100,197
2,993	Demant A/S(a)	110,161
62,570	Diageo PLC	1,987,937
530	DiaSorin SpA	54,667
6,553	Edenred SE	215,437
6,700	Eisai Co Ltd	182,438
101,200	Elders Ltd	447,559
42,575	Endeavour Group Ltd	110,449
8,355	EssilorLuxottica SA	2,038,035
17,104	Essity AB Class B	457,133
3,433	Eurofins Scientific SE	175,091
126,062	Experian PLC	5,416,529
548,400	First Resources Ltd	598,472
16,312	Fisher & Paykel Healthcare Corp Ltd	350,596
5,396	Fresenius Medical Care AG	245,684
33,571	Fresenius SE & Co KGaA	1,165,283
30,700	FUJIFILM Holdings Corp	635,171
2,291	Galderma Group AG(a)	254,054
5,262	Genmab A/S(a)	1,098,930
7,734	Getinge AB Class B	126,866
8,949	Grifols SA(a)	84,569
369,485	GSK PLC	6,229,860
218,311	Haleon PLC	1,029,092
3,649	Heineken Holding NV	218,776
7,845	Heineken NV	559,107
2,931	Henkel AG & Co KGaA	225,884

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
43,049	Hikma Pharmaceuticals PLC	$ 1,072,745
124,234	Imperial Brands PLC	3,971,286
511,000	Inghams Group Ltd	1,004,637
4,484	Intertek Group PLC	264,801
4,217	Ipsen SA	483,356
22,020	Itoham Yonekyu Holdings Inc	551,999
360,968	J Sainsbury PLC	1,232,568
32,900	Japan Tobacco Inc	843,979
4,137	JDE Peet's NV	71,078
9,331	Jeronimo Martins SGPS SA	178,329
59,200	Kanamoto Co Ltd	1,255,609
13,000	Kao Corp	526,000
4,252	Kerry Group PLC Class A	410,091
7,836	Kesko OYJ Class B	147,845
20,200	Kikkoman Corp	224,304
20,300	Kirin Holdings Co Ltd	263,578
4,200	Kobe Bussan Co Ltd	91,812
126,321	Koninklijke Ahold Delhaize NV	4,120,457
22,381	Koninklijke Philips NV(a)	566,940
5,900	Kyowa Kirin Co Ltd	88,724
6,460	Lifco AB Class B	187,239
5,260	Lonza Group AG	3,104,656
41,100	Loomis AB	1,249,659
6,780	L'Oreal SA	2,400,143
13	Lotus Bakeries NV	145,511
348,760	Marks & Spencer Group PLC	1,632,868
54,900	Megmilk Snow Brand Co Ltd	961,423
6,100	MEIJI Holdings Co Ltd	124,097
3,748	Merck KGaA	545,420
187,700	Metcash Ltd	359,447
711,500	Mitie Group PLC	970,666
39,617	Mowi ASA	678,967
73,844	Nestle SA	6,058,399
14,948	Nexi SpA(a)(b)	83,203
47,500	Nippon Shinyaku Co Ltd	1,200,182
6,300	Nissin Foods Holdings Co Ltd	152,198
33,600	Nissui Corp	191,151
305	NMC Health PLC(a)(c)	19
138,887	Novartis AG	13,521,663
90,587	Novo Nordisk A/S Class B	7,816,012
33,100	Olympus Corp	494,191
107,900	Ono Pharmaceutical Co Ltd	1,123,400
3,552	Orion OYJ Class B	157,402
146,846	Orkla ASA	1,270,388
12,900	Otsuka Holdings Co Ltd	701,759
5,811	Pernod Ricard SA	656,568
6,245	QIAGEN NV	279,925
5,738	Ramsay Health Care Ltd	122,444
2,564	Randstad NV	107,951
19,891	Reckitt Benckiser Group PLC	1,203,762
2,790	Recordati Industria Chimica e Farmaceutica SpA	146,264
39,400	Recruit Holdings Co Ltd	2,738,612
52,310	RELX PLC	2,369,448
74,981	Rentokil Initial PLC	374,171
43,741	Roche Holding AG	12,248,549
1,736	Salmar ASA	82,510
19,467	Sandoz Group AG	798,003
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,072	Sanofi SA	$ 6,520,128
97,200	Santen Pharmaceutical Co Ltd	995,236
711	Sartorius Stedim Biotech	138,808
7,500	Scandinavian Tobacco Group A/S(b)	99,282
11,900	Secom Co Ltd	404,123
115,053	Securitas AB Class B	1,422,510
63,300	Seven & i Holdings Co Ltd	992,394
4,488	SGS SA	450,225
120,900	Shionogi & Co Ltd	1,695,643
10,500	Shiseido Co Ltd	185,673
7,731	Siemens Healthineers AG(b)	408,251
26,123	Smith & Nephew PLC	323,660
2,800	Societe BIC SA	185,044
174,000	Sonae SGPS SA(a)	164,738
14,088	Sonic Healthcare Ltd	234,972
1,368	Sonova Holding AG	447,349
2,977	Straumann Holding AG	374,987
47,800	Suedzucker AG	513,952
20,000,000	Sumber Alfaria Trijaya Tbk PT	3,541,467
4,600	Suntory Beverage & Food Ltd	146,151
4,883	Swedish Orphan Biovitrum AB(a)	140,084
14,300	Sysmex Corp	262,186
45,600	Takeda Pharmaceutical Co Ltd	1,207,138
2,500	Tecan Group AG	557,160
37,700	Terumo Corp	727,826
872,462	Tesco PLC	4,011,651
65,300	Teva Pharmaceutical Industries Ltd(a)	1,445,026
31,074	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	684,871
6,400	TOPPAN Holdings Inc	169,780
88,874	Transurban Group	734,544
24,553	Treasury Wine Estates Ltd	171,986
3,477	UCB SA	692,145
31,800	Unicharm Corp	262,160
69,988	Unilever PLC	3,975,867
1,072,000	United Laboratories International Holdings Ltd	1,695,976
2,805,943	WH Group Ltd(b)	2,162,357
60,500	Wilmar International Ltd	137,319
20,039	Wise PLC Class A(a)	266,095
6,710	Wolters Kluwer NV	1,114,830
35,373	Woolworths Group Ltd	666,805
6,600	Yakult Honsha Co Ltd	125,019
1,707	Zealand Pharma A/S(a)	169,804
107,600	Zigup PLC(a)	430,851
		199,224,591
Diversified — 0.02%
4,900	Jardine Matheson Holdings Ltd	200,214
Energy — 3.89%
8,529	Aker BP ASA	167,667
35,556	APA Group	153,074
784,826	BP PLC	3,878,858

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Energy — (continued)
3,027	DCC PLC(a)	$ 193,769
303,800	ENEOS Holdings Inc	1,593,782
135,747	Eni SpA	1,856,795
73,752	Equinor ASA	1,749,328
11,747	Galp Energia SGPS SA	194,703
22,900	Idemitsu Kosan Co Ltd	150,843
128,000	Inpex Corp	1,610,428
13,378	Neste OYJ	169,302
344,200	New Hope Corp Ltd	1,056,189
29,167	OMV AG	1,131,147
219,075	Repsol SA	2,665,699
34,300	Rubis SCA	846,774
87,196	Santos Ltd	361,070
340,808	Shell PLC	10,621,126
125,103	TotalEnergies SE	6,970,104
28,517	Vestas Wind Systems A/S	391,165
52,024	Woodside Energy Group Ltd	805,588
		36,567,411
Financial — 21.50%
73,230	3i Group PLC	3,258,774
111,170	ABN AMRO Bank NV(b)	1,715,530
6,879	Admiral Group PLC	227,168
165,318	Aegon Ltd	983,760
5,645	AerCap Holdings NV	540,227
26,055	Ageas SA	1,266,799
307,800	AIA Group Ltd	2,210,885
55,926	AIB Group PLC	309,266
17,616	Allianz SE	5,414,513
1,705	Amundi SA(b)	113,469
177,053	ANZ Group Holdings Ltd	3,119,638
17,494	ASR Nederland NV	832,049
4,981	ASX Ltd	200,301
247,485	Aviva PLC	1,450,220
112,463	AXA SA	4,002,521
1,393	Azrieli Group Ltd	114,968
1,214	Baloise Holding AG	219,981
302,326	Banco Bilbao Vizcaya Argentaria SA	2,958,092
37,849	Banco BPM SpA	306,448
2,058,400	Banco Comercial Portugues SA Class R	987,931
142,048	Banco de Sabadell SA	276,038
907,190	Banco Santander SA	4,196,893
37,040	Bank Hapoalim BM	447,153
42,859	Bank Leumi Le-Israel BM	509,908
169,516	Bank of Ireland Group PLC	1,545,893
935	Banque Cantonale Vaudoise	86,091
408,688	Barclays PLC	1,366,881
16,500	BAWAG Group AG(b)	1,389,883
65,662	BNP Paribas SA	4,031,442
98,500	BOC Hong Kong Holdings Ltd	314,524
27,216	BPER Banca SpA	173,577
109,306	CaixaBank SA	593,442
112,600	CapitaLand Ascendas REIT	211,458
151,722	CapitaLand Integrated Commercial Trust REIT	213,960
66,500	Capitaland Investment Ltd	127,485
Shares		Fair Value
Financial — (continued)
17,800	Chiba Bank Ltd	$ 137,199
49,000	CK Asset Holdings Ltd	199,987
88,959	Commerzbank AG	1,460,928
46,989	Commonwealth Bank of Australia	4,446,154
15,724	Computershare Ltd	330,306
30,900	Concordia Financial Group Ltd	169,934
1,830	Covivio SA REIT	92,751
99,655	Credit Agricole SA	1,371,207
55,300	Credit Saison Co Ltd	1,287,733
5,869	CVC Capital Partners PLC(a)	129,781
25,800	Dai-ichi Life Holdings Inc	687,476
1,600	Daito Trust Construction Co Ltd	178,871
36,600	Daiwa Securities Group Inc	241,514
112,852	Danske Bank A/S	3,199,656
94,230	DBS Group Holdings Ltd	3,019,644
220,561	Deutsche Bank AG	3,806,202
5,328	Deutsche Boerse AG	1,227,339
77,951	DNB Bank ASA	1,556,247
66,700	EFG International AG	969,305
10,819	EQT AB	299,079
29,317	Erste Group Bank AG	1,814,610
12,600	Eurazeo SE	939,823
2,391	Euronext NV(b)	268,239
2,597	EXOR NV	238,082
19,721	Fastighets AB Balder Class B(a)	137,253
17,035	FinecoBank Banca Fineco SpA	297,308
1,500	Futu Holdings Ltd ADR	119,985
1,177	Gecina SA REIT	110,268
25,618	Generali	724,782
5,538	Gjensidige Forsikring ASA(a)	97,786
48,277	Goodman Group REIT	1,061,223
55,262	GPT Group REIT	148,869
2,181	Groupe Bruxelles Lambert NV(a)	149,128
159,300	Gunma Bank Ltd	1,071,502
22,100	Hang Seng Bank Ltd	270,700
1,746	Hannover Rueck SE	437,233
10,822	Hargreaves Lansdown PLC	148,433
338,000	Helia Group Ltd	933,458
1,042	Helvetia Holding AG	171,862
36,000	Henderson Land Development Co Ltd	109,132
34,300	Hong Kong Exchanges & Clearing Ltd	1,283,806
28,600	Hongkong Land Holdings Ltd	117,260
763,279	HSBC Holdings PLC	7,496,773
11,300	Hulic Co Ltd	98,149
3,160	Industrivarden AB Class A	99,885
4,672	Industrivarden AB Class C	147,568
24,801	Infratil Ltd	174,816
196,624	ING Groep NV	3,081,413
68,202	Insurance Australia Group Ltd	356,712
200,000	Intermediate Capital Group PLC	5,149,831
413,722	Intesa Sanpaolo SpA	1,659,365
163,800	Investec PLC	1,112,453

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
48,816	Investor AB Class B	$ 1,292,986
1	Isracard Ltd	3
37,270	Israel Discount Bank Ltd Class A	254,958
16,500	Jaccs Co Ltd	407,957
28,400	Japan Exchange Group Inc	315,110
42,100	Japan Post Bank Co Ltd	397,914
224,800	Japan Post Holdings Co Ltd	2,117,110
5,200	Japan Post Insurance Co Ltd	95,514
175	Japan Real Estate Investment Corp REIT	120,079
14,481	Julius Baer Group Ltd	939,402
14,800	Jyske Bank A/S	1,051,187
6,500	KBC Group NV	501,861
6,504	Klepierre SA REIT	187,312
1,921	L E Lundbergforetagen AB Class B	87,044
18,729	Land Securities Group PLC REIT	136,660
2,005	LEG Immobilien SE	170,062
168,715	Legal & General Group PLC	484,223
70,567	Link REIT	296,770
3,996,791	Lloyds Banking Group PLC	2,728,514
13,470	London Stock Exchange Group PLC	1,900,505
56,506	M&G PLC	139,795
40,264	Macquarie Group Ltd	5,506,624
230,800	Mapfre SA	585,125
83,658	Medibank Pvt Ltd	196,086
85,299	Mediobanca Banca di Credito Finanziario SpA(a)	1,245,704
81,600	Mercialys SA REIT	855,817
107,460	Mirvac Group REIT	124,278
31,900	Mitsubishi Estate Co Ltd	442,828
165,700	Mitsubishi HC Capital Inc	1,092,002
485,800	Mitsubishi UFJ Financial Group Inc	5,671,572
77,100	Mitsui Fudosan Co Ltd	616,594
4,125	Mizrahi Tefahot Bank Ltd	178,567
140,400	Mizuho Financial Group Inc	3,427,521
35,300	MS&AD Insurance Group Holdings Inc	762,392
7,902	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,987,097
86,088	National Australia Bank Ltd	1,972,476
529,743	NatWest Group PLC	2,654,003
225	Nippon Building Fund Inc REIT	175,029
58,850	NN Group NV	2,566,367
84,000	Nomura Holdings Inc	487,354
180,098	Nordea Bank Abp	1,965,006
85,800	ORIX Corp	1,843,318
95,300	Oversea-Chinese Banking Corp Ltd	1,163,906
630	Partners Group Holding AG	855,725
21,772	Phoenix Group Holdings PLC	138,599
74,762	Prudential PLC	593,124
219,636	QBE Insurance Group Ltd	2,608,368
1,583	REA Group Ltd	227,736
59,100	Resona Holdings Inc	426,039
Shares		Fair Value
Financial — (continued)
22,900	Ricoh Leasing Co Ltd	$ 760,262
6,482	Sagax AB Class B	133,025
13,425	Sampo OYJ Class A	548,344
7,800	SBI Holdings Inc	195,905
141,905	Scentre Group REIT	300,391
18,580	Schroders PLC	75,056
35,600	SCOR SE	871,755
35,998	Segro PLC REIT	315,649
11,100	Shizuoka Financial Group Inc	90,022
22,400	Singapore Exchange Ltd	208,804
131,735	Sino Land Co Ltd	132,926
45,228	Skandinaviska Enskilda Banken AB Class A	619,809
60,361	Societe Generale SA	1,694,064
406	Sofina SA	91,646
25,600	Sompo Holdings Inc	663,303
171,104	Standard Chartered PLC	2,106,060
140,865	Stockland REIT	417,813
168,100	Sumitomo Mitsui Financial Group Inc	4,034,441
17,800	Sumitomo Mitsui Trust Holdings Inc	415,800
8,400	Sumitomo Realty & Development Co Ltd	261,230
43,000	Sun Hung Kai Properties Ltd	409,160
34,380	Suncorp Group Ltd	403,924
1,105,900	Supermarket Income PLC REIT	941,439
154,766	Svenska Handelsbanken AB Class A	1,597,966
96,152	Swedbank AB Class A	1,898,613
12,000	Swire Pacific Ltd Class A	108,523
822	Swiss Life Holding AG	634,640
2,035	Swiss Prime Site AG	221,804
31,869	Swiss Re AG	4,615,733
13,600	Sydbank AS	717,858
14,500	T&D Holdings Inc	265,404
1,983	Talanx AG	168,657
52,800	Tokio Marine Holdings Inc	1,894,893
9,955	Tryg A/S	209,994
152,244	UBS Group AG	4,661,216
3,195	Unibail-Rodamco-Westfield REIT	240,631
105,958	UniCredit SpA	4,243,448
10,616	Unipol Assicurazioni SpA	132,578
95,100	United Overseas Bank Ltd	2,525,463
1,400	Valiant Holding AG	163,097
114,667	Vicinity Ltd REIT	148,612
21,517	Vonovia SE	655,040
4,917	Warehouses De Pauw CVA REIT	96,660
6,549	Washington H Soul Pattinson & Co Ltd	138,433
96,944	Westpac Banking Corp	1,935,098
31,000	Wharf Holdings Ltd	86,982
44,000	Wharf Real Estate Investment Co Ltd	111,915
4,131	Zurich Insurance Group AG	2,456,977
		202,171,474

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — 14.07%
44,613	ABB Ltd	$ 2,409,036
733	Acciona SA	82,486
4,488	ACS Actividades de Construccion y Servicios SA(a)	224,905
2,162	Aena SME SA(b)	441,260
1,044	Aeroports de Paris SA	120,881
8,100	AGC Inc	236,609
16,717	Airbus SE	2,676,912
8,216	Alfa Laval AB	343,881
9,600	Alstom SA	214,206
92,500	Amada Co Ltd	899,330
89	AP Moller - Maersk A/S Class A	143,189
117	AP Moller - Maersk A/S Class B	194,660
27,882	Assa Abloy AB Class B	823,531
76,327	Atlas Copco AB Class A	1,164,876
42,917	Atlas Copco AB Class B	579,852
39,752	Auckland International Airport Ltd	193,499
84,837	BAE Systems PLC	1,216,475
224,900	Balfour Beatty PLC	1,279,930
11,415	Beijer Ref AB	168,463
3,600	Bekaert SA	124,772
27,500	Bilfinger SE	1,316,385
46,416	Bouygues SA	1,374,406
92,014	bpost SA	187,766
80,000	Brother Industries Ltd	1,353,283
1,198	Bucher Industries AG	431,047
21,900	Cargotec OYJ Class B	1,158,757
14,324	Cellnex Telecom SA(b)	452,446
22,700	Central Japan Railway Co	425,978
126,000	Chemring Group PLC	516,407
36,326	Cie de Saint-Gobain SA(a)	3,227,992
15,000	CK Infrastructure Holdings Ltd	111,352
31,500	D/S Norden A/S	935,596
10,100	Daifuku Co Ltd	207,504
7,300	Daikin Industries Ltd	851,771
559	Dassault Aviation SA	114,224
58,982	Deutsche Post AG	2,082,207
10,000	Dfds A/S	186,044
29,177	DSV A/S	6,213,700
26,500	East Japan Railway Co	469,339
2,073	Eiffage SA	181,784
721	Elbit Systems Ltd	189,057
19,251	Epiroc AB Class A	335,499
9,400	Epiroc AB Class B	146,651
27,200	FANUC Corp	710,544
14,003	Ferrovial SE	587,771
480,200	Firstgroup PLC	965,462
400	Forbo Holding AG	332,605
3,600	Fuji Electric Co Ltd	192,462
6,600	Fujikura Ltd	269,450
4,557	GEA Group AG	226,361
912	Geberit AG	517,217
8,984	Getlink SE	143,256
10,522	Halma PLC	352,869
6,500	Hankyu Hanshin Holdings Inc	169,419
Shares		Fair Value
Industrial — (continued)
28,800	Hanwa Co Ltd	$ 903,699
20,291	Heidelberg Materials AG	2,507,222
58,336	Hexagon AB Class B	556,959
3,300	Hitachi Construction Machinery Co Ltd	73,139
130,400	Hitachi Ltd	3,193,504
57,439	Holcim AG	5,530,512
64,800	Hosiden Corp	946,890
9,700	Hoya Corp	1,203,831
6,913	Indutrade AB	173,218
8,509	Infrastrutture Wireless Italiane SpA(b)	86,436
5,357	InPost SA(a)	91,456
2,000	Interroll Holding AG	4,397,994
4,030	Investment AB Latour Class B	100,523
12,349	James Hardie Industries PLC(a)	380,606
21,500	Jungheinrich AG	574,435
26,600	Kaga Electronics Co Ltd	485,230
11,700	Kajima Corp	211,944
15,100	Kalmar OYJ Class B(a)	498,085
23,500	Kamigumi Co Ltd	509,787
9,000	Kawasaki Kisen Kaisha Ltd	128,041
38,000	Keppel Ltd	190,386
5,500	Keyence Corp	2,235,594
4,328	Kingspan Group PLC	314,635
2,117	Knorr-Bremse AG	153,655
88,700	Komatsu Ltd	2,416,398
9,163	Kone OYJ Class B	446,698
19,800	Konecranes OYJ	1,254,932
2,517	Kongsberg Gruppen ASA	283,180
243,300	Koninklijke BAM Groep NV	1,057,734
5,529	Krones AG	685,340
28,300	Kubota Corp	327,849
1,398	Kuehne + Nagel International AG	320,762
34,800	Kyocera Corp	344,928
7,507	Legrand SA	730,217
54,760	Leonardo SpA	1,473,254
15,600	Logista Integral SA(a)	472,052
63,900	Macnica Holdings Inc	736,615
6,800	Makita Corp	206,781
38,951	Melrose Industries PLC	269,068
19,430	Metso OYJ	180,885
11,600	MINEBEA MITSUMI Inc	185,810
53,000	Mitsubishi Electric Corp	894,945
91,600	Mitsubishi Heavy Industries Ltd	1,277,266
9,900	Mitsui OSK Lines Ltd	344,504
40,000	MTR Corp Ltd	138,954
14,484	MTU Aero Engines AG(a)	4,837,600
48,400	Murata Manufacturing Co Ltd	767,858
46,091	Nibe Industrier AB Class B	180,122
23,200	Nidec Corp	416,710
68,100	Nippon Express Holdings Inc	1,032,537
12,100	Nippon Yusen KK	402,730
18,500	Obayashi Corp	243,594
4,500	Omron Corp	151,520
12,682	Orica Ltd	130,009
3,000	Per Aarsleff Holding A/S	209,190
12,968	Poste Italiane SpA(b)	183,408

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
8,013	Prysmian SpA	$ 512,803
90,500	QinetiQ Group PLC	468,847
1,256	Rheinmetall AG	802,469
2,698	ROCKWOOL A/S Class B	960,047
239,250	Rolls-Royce Holdings PLC(a)	1,696,010
8,736	Saab AB Class B	184,568
10,217	Safran SA	2,238,624
30,476	Sandvik AB	546,477
5,200	Sankyu Inc	179,587
1,779	Schindler Holding AG	489,280
15,372	Schneider Electric SE	3,826,956
4,400	SCREEN Holdings Co Ltd	259,764
19,000	Seino Holdings Co Ltd	286,100
8,100	SG Holdings Co Ltd	77,429
7,200	Shimadzu Corp	201,516
21,368	Siemens AG	4,166,651
18,292	Siemens Energy AG(a)	970,787
258,472	SIG Group AG	5,110,748
42,400	Signify NV(b)	946,908
19,208	Sika AG	4,583,166
47,200	Singapore Technologies Engineering Ltd	161,054
30,000	SITC International Holdings Co Ltd	79,552
10,018	Skanska AB Class B	210,652
78,742	SKF AB Class B	1,477,949
1,600	SMC Corp	621,315
9,907	Smiths Group PLC	212,287
1,875	Spirax Group PLC	160,272
15,240	Stora Enso OYJ Class R	153,376
35,100	Sumitomo Heavy Industries Ltd	716,475
17,954	Svenska Cellulosa AB SCA Class B	227,721
4,200	Taisei Corp	175,975
54,900	TDK Corp	707,035
37,500	Techtronic Industries Co Ltd	492,973
11,704	Tenaris SA	220,953
2,519	Thales SA	361,717
13,800	Tokyu Corp	147,064
3,300	TOTO Ltd	79,056
5,590	Trelleborg AB Class B	191,293
89,100	Tsubakimoto Chain Co	1,095,953
8,741	VAT Group AG(b)	3,305,094
42,600	Verallia SA(b)	1,069,889
14,210	Vinci SA	1,463,015
13,171	Wartsila OYJ Abp	233,426
11,400	West Japan Railway Co	201,915
40,700	Wienerberger AG	1,127,980
73,800	Yangzijiang Shipbuilding Holdings Ltd	161,315
5,900	Yaskawa Electric Corp	150,569
6,500	Yokogawa Electric Corp	138,251
		132,379,458
Technology — 7.65%
21,600	Advantest Corp	1,228,151
1,314	ASM International NV	759,736
16,748	ASML Holding NV	11,730,889
Shares		Fair Value
Technology — (continued)
2,134	BE Semiconductor Industries NV	$ 292,504
1,805	Bechtle AG	57,890
29,800	Bell System24 Holdings Inc	242,742
81,400	Canon Inc	2,644,007
8,900	Capcom Co Ltd	193,606
4,322	Capgemini SE	705,903
2,398	Check Point Software Technologies Ltd(a)	447,707
21,000	Computacenter PLC	557,869
19,173	CyberArk Software Ltd(a)	6,387,485
19,478	Dassault Systemes SE	674,016
16,600	Disco Corp	4,403,605
63,900	Ferrotec Holdings Corp	1,033,496
46,100	Fujitsu Ltd	809,819
3,160	Global-e Online Ltd(a)	172,315
52,100	Indra Sistemas SA	920,420
61,216	Infineon Technologies AG	1,998,199
25,000	Kinaxis Inc(a)	3,011,235
3,700	Kokusai Electric Corp	48,484
3,000	Konami Group Corp	280,711
2,300	Lasertec Corp	215,614
4,375	Logitech International SA	361,140
17,096	Monday.com Ltd(a)	4,025,082
6,900	NEC Corp	590,482
1,762	Nemetschek SE	171,164
9,900	Nexon Co Ltd	147,266
1,829	Nice Ltd(a)	310,607
17,000	Nice Ltd Sponsored ADR(a)	2,887,280
10,800	Nomura Research Institute Ltd	317,105
16,000	Nova Ltd(a)	3,151,200
17,000	NTT Data Group Corp	323,253
9,000	Obic Co Ltd	267,825
900	Oracle Corp Japan	86,136
6,800	Otsuka Corp	155,514
341,000	PAX Global Technology Ltd	235,773
1,489	Pro Medicus Ltd	230,010
48,500	Renesas Electronics Corp	613,769
16,500	Ricoh Co Ltd	187,385
28,890	Sage Group PLC	458,836
44,361	SAP SE	10,911,674
5,300	SCSK Corp	110,928
74,900	Seiko Epson Corp	1,351,422
485,253	Serco Group PLC	913,882
5,500	Sopra Steria Group	974,940
46,371	STMicroelectronics NV	1,161,449
1,554	Teleperformance SE	133,292
1,427	Temenos AG	100,832
3,800	TietoEVRY OYJ	66,995
6,400	TIS Inc	151,169
12,600	Tokyo Electron Ltd	1,894,024
5,436	WiseTech Global Ltd	405,815
4,115	Xero Ltd(a)	428,219
		71,940,871
Utilities — 2.24%
659,100	A2A SpA	1,463,424
211,200	AGL Energy Ltd	1,472,716

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Utilities — (continued)
658	BKW AG	$ 109,018
137,289	Centrica PLC	228,963
19,500	Chubu Electric Power Co Inc	204,575
45,000	CLP Holdings Ltd	377,428
194,000	Drax Group PLC	1,570,146
63,355	E.ON SE	737,963
8,308	EDP Renovaveis SA	86,290
85,542	EDP SA	273,651
892	Elia Group SA	68,633
9,453	Endesa SA	203,280
229,268	Enel SpA	1,636,099
149,600	Engie SA	2,372,571
11,470	Fortum OYJ	160,575
351,000	Hong Kong & China Gas Co Ltd	279,672
170,334	Iberdrola SA(a)	2,347,243
513,500	Iren SpA	1,023,498
25,200	Kansai Electric Power Co Inc	279,314
23,463	Mercury NZ Ltd	76,773
42,496	Meridian Energy Ltd	140,519
137,478	National Grid PLC	1,632,921
51,198	Origin Energy Ltd	344,873
4,586	Orsted A/S(b)	207,075
10,300	Osaka Gas Co Ltd	225,278
38,000	Power Assets Holdings Ltd	264,646
11,832	Redeia Corp SA	202,047
17,792	RWE AG	530,396
30,600	Sembcorp Industries Ltd	123,792
7,374	Severn Trent PLC	231,100
57,559	Snam SpA	255,145
30,186	SSE PLC	604,871
40,127	Terna - Rete Elettrica Nazionale	317,077
38,600	Tokyo Electric Power Co Holdings Inc(a)	115,380
18,716	United Utilities Group PLC	246,086
19,213	Veolia Environnement SA	539,070
1,700	Verbund AG	123,266
		21,075,374
TOTAL COMMON STOCK — 95.83% (Cost $866,696,887)		$901,279,103
PREFERRED STOCK
Consumer, Cyclical — 0.19%
1,521	Bayerische Motoren Werke AG	113,946
Shares		Fair Value
Consumer, Cyclical — (continued)
2,962	Dr Ing hc F Porsche AG	$ 179,495
3,794	Porsche Automobil Holding SE	142,960
15,020	Volkswagen AG	1,385,824
		1,822,225
Consumer, Non-Cyclical — 0.04%
4,588	Henkel AG & Co KGaA	402,535
Industrial — 0.02%
729	Sartorius AG	162,009
TOTAL PREFERRED STOCK — 0.25% (Cost $3,313,975)		$2,386,769
RIGHTS
Consumer, Non-Cyclical — 0.00%(d)
48,653	RELX PLC(a)(c)	5
TOTAL RIGHTS — 0.00%(d) (Cost $0)		$5
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.33%
$12,614,300	U.S. Treasury Bills(e) 4.28%, 02/13/2025	12,550,270
TOTAL SHORT TERM INVESTMENTS — 1.33% (Cost $12,550,270)		$12,550,270
TOTAL INVESTMENTS — 97.41% (Cost $882,561,132)		$916,216,147
OTHER ASSETS & LIABILITIES, NET — 2.59%		$24,324,283
TOTAL NET ASSETS — 100.00%		$940,540,430

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2024, the aggregate fair value of 144A securities was $21,349,145, representing 2.27% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	145	USD	16,439	Mar 2025	$(347,695)
				Net Depreciation	$(347,695)
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	354,964	EUR	322,000	01/10/2025	$21,261
CGM	USD	3,121	GBP	2,460	01/03/2025	42
CGM	USD	24,247	GBP	19,117	01/10/2025	315
CGM	USD	4,090	GBP	3,234	01/13/2025	41
CGM	USD	25,949	GBP	20,524	01/14/2025	256
CGM	USD	41,857	GBP	32,988	01/31/2025	563
MEL	USD	18,860	AUD	30,328	02/25/2025	85
MEL	USD	2,556	AUD	4,110	02/27/2025	12
MEL	USD	6,510	AUD	10,468	02/28/2025	29
MEL	USD	5,075	AUD	8,160	03/14/2025	23
MEL	USD	333,778	CHF	283,000	01/10/2025	21,568
MEL	USD	14,181	EUR	13,425	02/07/2025	250
MEL	USD	21,704	GBP	17,092	01/09/2025	307
MEL	USD	5,786	GBP	4,621	02/05/2025	2
MEL	USD	2,249	JPY	352,325	03/07/2025	(8)
MEL	USD	2,933	JPY	459,000	03/17/2025	(10)
MEL	USD	4,176	JPY	652,885	03/25/2025	(15)
MEL	USD	29,012	JPY	4,535,515	03/26/2025	(104)
MEL	USD	24,903	JPY	3,892,320	03/28/2025	(90)
MEL	USD	11,437	JPY	1,786,955	03/31/2025	(41)
MEL	USD	29,388	JPY	4,590,977	04/01/2025	(105)
					Net Appreciation	$44,381
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2024
Summary of Investments by Country as of December 31, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$187,694,822	20.49%
United Kingdom	124,339,233	13.57
Switzerland	99,758,758	10.89
Germany	90,603,982	9.89
France	80,553,877	8.79
Australia	62,498,097	6.82
Netherlands	39,128,437	4.27
Sweden	28,477,406	3.11
Denmark	26,535,673	2.90
Spain	25,473,453	2.78
Israel	23,333,071	2.55
Italy	22,899,001	2.50
Hong Kong	18,814,483	2.05
United States	12,550,270	1.37
Singapore	12,325,245	1.34
Finland	11,515,818	1.26
Ireland	9,272,555	1.01
Norway	7,268,285	0.79
Canada	6,403,162	0.70
Belgium	6,105,423	0.67
Austria	5,586,887	0.61
Uruguay	4,761,232	0.52
Indonesia	3,541,467	0.39
Portugal	2,796,223	0.30
New Zealand	1,364,422	0.15
South Africa	1,112,453	0.12
Luxembourg	853,522	0.09
Chile	205,458	0.02
Macau	190,642	0.02
China	161,315	0.02
Poland	91,456	0.01
United Arab Emirates	19	0.00
Total	$916,216,147	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.92%
1,391	Air Products & Chemicals Inc	$ 403,446
609	Albemarle Corp(a)	52,423
12,464	Cabot Corp	1,138,088
815	Celanese Corp	56,406
1,060	CF Industries Holdings Inc	90,439
4,855	Dow Inc	194,831
17,512	DuPont de Nemours Inc	1,335,290
8,771	Eastman Chemical Co	800,968
1,591	Ecolab Inc	372,803
84,860	Ecovyst Inc(b)	648,330
673	FMC Corp	32,714
53,395	Freeport-McMoRan Inc	2,033,282
5,467	Hawkins Inc	670,637
1,655	International Flavors & Fragrances Inc	139,930
2,147	International Paper Co	115,552
3,065	Linde PLC	1,283,223
1,580	LyondellBasell Industries NV Class A	117,347
50,569	Magnera Corp(b)	918,839
1,611	Mosaic Co	39,598
7,644	Newmont Corp	284,510
1,420	Nucor Corp	165,728
9,191	PPG Industries Inc	1,097,865
1,541	Sherwin-Williams Co	523,832
877	Steel Dynamics Inc	100,039
		12,616,120
Communications — 11.51%
3,154	Airbnb Inc Class A(b)	414,467
1,769	Alibaba Group Holding Ltd Sponsored ADR	149,993
37,920	Alphabet Inc Class A	7,178,256
48,510	Alphabet Inc Class C	9,238,244
81,240	Amazon.com Inc(b)	17,823,244
13,520	Arista Networks Inc(b)	1,494,366
46,724	AT&T Inc	1,063,905
292	Booking Holdings Inc	1,450,779
1,017	Cable One Inc	368,276
878	CDW Corp	152,807
3,670	Charter Communications Inc Class A(b)	1,257,966
25,694	Cisco Systems Inc	1,521,085
7,622	Cogent Communications Holdings Inc	587,428
44,701	Comcast Corp Class A	1,677,629
5,194	Corning Inc	246,819
3,946	DoorDash Inc Class A(b)	661,941
3,342	eBay Inc	207,037
728	Expedia Group Inc(b)	135,648
446	F5 Inc(b)	112,156
219	FactSet Research Systems Inc	105,181
1,639	Fox Corp Class A	79,623
1,027	Fox Corp Class B	46,975
3,076	Gen Digital Inc	84,221
883	GoDaddy Inc Class A(b)	174,278
2,040	Interpublic Group of Cos Inc	57,161
Shares		Fair Value
Communications — (continued)
2,430	Juniper Networks Inc	$ 91,003
2,069	Match Group Inc	67,677
296	MercadoLibre Inc(b)	503,330
20,738	Meta Platforms Inc Class A	12,142,306
1,068	Motorola Solutions Inc	493,662
5,231	Netflix Inc(b)	4,662,495
2,912	News Corp Class A	80,196
809	News Corp Class B(a)	24,618
1,198	Omnicom Group Inc	103,076
6,062	Palo Alto Networks Inc(b)	1,103,041
3,832	Paramount Global Class B	40,083
3,910	Shopify Inc Class A(b)	415,750
1,727	Spotify Technology SA(b)	772,625
12,786	T-Mobile US Inc	2,822,254
2,253	Trade Desk Inc Class A(b)	264,795
19,247	Uber Technologies Inc(b)	1,160,979
32,613	United States Cellular Corp(b)	2,045,487
502	VeriSign Inc(b)	103,894
27,445	Verizon Communications Inc	1,097,526
11,886	Walt Disney Co	1,323,506
13,210	Warner Bros Discovery Inc(b)	139,630
		75,747,418
Consumer, Cyclical — 10.31%
18,297	Academy Sports & Outdoors Inc	1,052,626
11,495	Allison Transmission Holdings Inc	1,242,150
1,602	Aptiv PLC(b)	96,889
22,882	Atlanta Braves Holdings Inc Class C(b)	875,465
260	AutoZone Inc(b)	832,520
23,320	Bath & Body Works Inc	904,116
14,496	Beacon Roofing Supply Inc(b)	1,472,504
1,443	Best Buy Co Inc	123,809
9,085	BJ's Wholesale Club Holdings Inc(b)	811,745
21,996	Blue Bird Corp(b)	849,705
5,476	Boot Barn Holdings Inc(b)	831,366
967	BorgWarner Inc	30,741
11,668	Brunswick Corp	754,686
1,684	Caesars Entertainment Inc(b)	56,279
869	CarMax Inc(b)	71,049
6,103	Carnival Corp(b)	152,087
8,883	Champion Homes Inc(b)	782,592
11,828	Chipotle Mexican Grill Inc(b)	713,228
9,956	Churchill Downs Inc	1,329,524
5,543	Copart Inc(b)	318,113
2,893	Costco Wholesale Corp	2,650,769
10,112	Crocs Inc(b)	1,107,567
849	Cummins Inc	295,961
717	Darden Restaurants Inc	133,857
990	Deckers Outdoor Corp(b)	201,059
4,321	Delta Air Lines Inc	261,421
1,430	Dollar General Corp	108,423
1,338	Dollar Tree Inc(b)	100,270
216	Domino's Pizza Inc	90,668
9,202	DR Horton Inc	1,286,624

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Cyclical — (continued)
3,937	Fastenal Co	$ 283,110
24,400	Ford Motor Co	241,560
134,928	Garrett Motion Inc(b)	1,218,400
56,406	General Motors Co	3,004,748
849	Genuine Parts Co	99,129
929	Hasbro Inc	51,940
8,228	Hilton Worldwide Holdings Inc	2,033,632
7,240	Home Depot Inc	2,816,288
15,341	KB Home	1,008,211
2,030	Las Vegas Sands Corp	104,261
1,546	Lennar Corp Class A	210,828
1,106	Live Nation Entertainment Inc(b)	143,227
1,432	LKQ Corp	52,626
3,720	Lowe's Cos Inc	918,096
760	Lululemon Athletica Inc(b)	290,632
1,456	Marriott International Inc Class A	406,137
6,763	McDonald's Corp	1,960,526
1,048	MGM Resorts International(b)	36,313
73,360	MRC Global Inc(b)	937,541
7,759	NIKE Inc Class B	587,124
3,035	Norwegian Cruise Line Holdings Ltd(b)	78,091
19	NVR Inc(b)	155,399
373	O'Reilly Automotive Inc(b)	442,303
3,399	PACCAR Inc	353,564
286	Pool Corp	97,509
25,201	PulteGroup Inc	2,744,389
239	Ralph Lauren Corp	55,204
2,156	Ross Stores Inc	326,138
1,592	Royal Caribbean Cruises Ltd	367,258
18,029	Six Flags Entertainment Corp	868,818
67,099	Southwest Airlines Co	2,255,868
11,178	Starbucks Corp	1,019,993
1,266	Tapestry Inc	82,708
11,719	Target Corp	1,584,174
24,288	Tesla Inc(b)	9,808,466
7,388	TJX Cos Inc	892,544
3,475	Tractor Supply Co	184,384
290	Ulta Beauty Inc(b)	126,130
2,260	United Airlines Holdings Inc(b)	219,446
14,101	VSE Corp(a)	1,341,005
5,111	Walgreens Boots Alliance Inc	47,686
80,204	Walmart Inc	7,246,431
528	WW Grainger Inc	556,538
706	Wynn Resorts Ltd	60,829
19,779	YETI Holdings Inc(b)	761,689
1,939	Yum! Brands Inc	260,136
		67,878,842
Consumer, Non-Cyclical — 16.76%
14,909	Abbott Laboratories	1,686,357
29,605	AbbVie Inc	5,260,808
1,818	Agilent Technologies Inc	244,230
161,874	Alight Inc Class A	1,120,168
395	Align Technology Inc(b)	82,361
33,939	Alkermes PLC(b)	976,086
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,872	Altria Group Inc	$ 568,497
3,496	Amgen Inc	911,197
16,104	ANI Pharmaceuticals Inc(b)	890,229
3,299	Archer-Daniels-Midland Co	166,665
23,977	AstraZeneca PLC Sponsored ADR	1,570,973
2,707	Automatic Data Processing Inc	792,420
490	Avery Dennison Corp	91,694
3,099	Baxter International Inc	90,367
1,845	Becton Dickinson & Co	418,575
12,498	BellRing Brands Inc(b)	941,599
973	Biogen Inc(b)	148,791
842	Bio-Techne Corp	60,649
2,187	Block Inc(b)	185,873
31,612	Boston Scientific Corp(b)	2,823,584
12,912	Bristol-Myers Squibb Co	730,303
1,319	Brown-Forman Corp Class B	50,096
784	Bunge Global SA	60,964
1,583	Cardinal Health Inc	187,221
2,061	Celsius Holdings Inc(b)	54,287
1,145	Cencora Inc	257,259
3,332	Centene Corp(b)	201,853
343	Charles River Laboratories International Inc(b)	63,318
1,583	Church & Dwight Co Inc	165,756
7,270	Cigna Group	2,007,538
2,306	Cintas Corp	421,306
754	Clorox Co	122,457
82,726	Coca-Cola Co	5,150,521
5,464	Colgate-Palmolive Co	496,732
9,559	Colliers International Group Inc	1,299,737
3,505	Conagra Brands Inc	97,264
64,478	Concentra Group Holdings Parent Inc	1,275,375
7,789	Conmed Corp(a)	533,079
992	Constellation Brands Inc Class A	219,232
1,198	Cooper Cos Inc(b)	110,132
434	Corpay Inc(b)	146,874
37,256	Corteva Inc	2,122,102
8,111	CVS Health Corp	364,103
4,191	Danaher Corp	962,044
395	DaVita Inc(b)	59,072
2,688	Dexcom Inc(b)	209,046
5,379	Edwards Lifesciences Corp(b)	398,207
1,531	Elevance Health Inc	564,786
7,327	Eli Lilly & Co	5,656,444
832	Equifax Inc	212,035
1,518	Estee Lauder Cos Inc Class A	113,820
2,911	GE HealthCare Technologies Inc	227,582
3,457	General Mills Inc	220,453
7,856	Gilead Sciences Inc	725,659
1,673	Global Payments Inc	187,476
13,262	Haemonetics Corp(b)	1,035,497
1,135	HCA Healthcare Inc	340,670
995	Henry Schein Inc(b)	68,854
6,236	Herc Holdings Inc	1,180,662
972	Hershey Co	164,608

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,678	Hologic Inc(b)	$ 120,967
2,133	Hormel Foods Corp	66,912
757	Humana Inc	192,058
511	IDEXX Laboratories Inc(b)	211,268
1,237	Incyte Corp(b)	85,440
21,841	Inmode Ltd(b)	364,745
512	Insulet Corp(b)	133,668
4,736	Intuitive Surgical Inc(b)	2,472,003
1,156	IQVIA Holdings Inc(b)	227,166
3,962	J & J Snack Foods Corp	614,625
559	J M Smucker Co	61,557
20,259	John Wiley & Sons Inc Class A	885,521
18,592	Johnson & Johnson	2,688,775
1,550	Kellanova	125,503
31,605	Kenvue Inc	674,767
7,050	Keurig Dr Pepper Inc	226,446
2,143	Kimberly-Clark Corp	280,819
15,042	Korn Ferry	1,014,583
5,962	Kraft Heinz Co	183,093
4,568	Kroger Co	279,333
528	Labcorp Holdings Inc	121,081
726	Lamb Weston Holdings Inc	48,519
9,842	Lantheus Holdings Inc(b)	880,465
299	MarketAxess Holdings Inc	67,586
1,510	McCormick & Co Inc	115,122
6,250	McKesson Corp	3,561,938
8,462	Medtronic PLC	675,945
24,225	Merck & Co Inc	2,409,903
2,196	Moderna Inc(b)	91,310
413	Molina Healthcare Inc(b)	120,204
934	Molson Coors Beverage Co Class B	53,537
8,528	Mondelez International Inc Class A	509,377
6,345	Monster Beverage Corp(b)	333,493
1,018	Moody's Corp	481,891
943	Natera Inc(b)	149,277
65,424	Nomad Foods Ltd	1,097,815
40,087	Option Care Health Inc(b)	930,018
12,408	PayPal Holdings Inc(b)	1,059,023
8,963	PepsiCo Inc	1,362,914
37,015	Pfizer Inc	982,008
30,366	Philip Morris International Inc	3,654,548
10,224	Post Holdings Inc(b)	1,170,239
31,470	Procter & Gamble Co	5,275,945
22,821	Quanex Building Products Corp	553,181
2,632	Quanta Services Inc	831,844
633	Quest Diagnostics Inc	95,494
4,332	Regeneron Pharmaceuticals Inc(b)	3,085,813
947	ResMed Inc	216,569
921	Revvity Inc	102,793
1,596	Rollins Inc(a)	73,975
2,093	S&P Global Inc	1,042,377
16,492	Sanofi SA	1,603,202
31,126	Select Medical Holdings Corp	586,725
651	Solventum Corp(b)	43,005
5,552	Spectrum Brands Holdings Inc	469,088
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
588	STERIS PLC	$ 120,869
2,242	Stryker Corp	807,232
30,290	Supernus Pharmaceuticals Inc(b)	1,095,286
3,059	Sysco Corp	233,891
367	Teleflex Inc	65,319
6,292	Tenet Healthcare Corp(b)	794,239
1,444	The Campbell's Company	60,475
6,674	Thermo Fisher Scientific Inc	3,472,015
1,667	Tyson Foods Inc Class A	95,752
1,735	UFP Technologies Inc(b)	424,225
2,355	United Rentals Inc(a)	1,658,956
12,354	UnitedHealth Group Inc	6,249,395
326	Universal Health Services Inc Class B	58,491
880	Verisk Analytics Inc	242,378
1,679	Vertex Pharmaceuticals Inc(b)	676,133
6,968	Viatris Inc	86,752
367	Waters Corp(b)	136,150
451	West Pharmaceutical Services Inc	147,730
6,038	WEX Inc(b)	1,058,582
1,289	Zimmer Biomet Holdings Inc	136,157
2,826	Zoetis Inc	460,440
		110,341,487
Energy — 4.09%
39,416	Antero Resources Corp(b)	1,381,531
2,576	APA Corp	59,480
6,835	Baker Hughes Co	280,372
21,983	California Resources Corp	1,140,698
515	Cheniere Energy Inc	110,658
10,828	Chevron Corp	1,568,327
24,918	ConocoPhillips	2,471,118
4,262	Coterra Energy Inc	108,851
28,883	Delek US Holdings Inc	534,335
4,074	Devon Energy Corp	133,342
1,241	Diamondback Energy Inc	203,313
795	Enphase Energy Inc(b)	54,601
3,707	EOG Resources Inc	454,404
3,805	EQT Corp	175,448
60,732	Exxon Mobil Corp	6,532,941
694	First Solar Inc(b)	122,311
5,860	Halliburton Co	159,333
1,679	Hess Corp	223,324
11,839	Kinder Morgan Inc	324,389
2,200	Marathon Petroleum Corp	306,900
33,349	Noble Corp PLC	1,047,159
23,298	Northern Oil & Gas Inc	865,754
106,391	NPK International Inc(b)	816,019
4,614	Occidental Petroleum Corp	227,978
26,813	Oceaneering International Inc(b)	699,283
3,792	ONEOK Inc	380,717
2,721	Phillips 66	310,003
8,932	Schlumberger NV	342,453
47,956	Shell PLC	1,494,527
1,438	Targa Resources Corp	256,683

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Energy — (continued)
124	Texas Pacific Land Corp	$ 137,139
18,730	Tidewater Inc(b)	1,024,718
11,370	Valero Energy Corp	1,393,848
16,025	Weatherford International PLC	1,147,871
8,234	Williams Cos Inc	445,624
		26,935,452
Financial — 16.46%
3,353	Aflac Inc	346,834
13,631	Agree Realty Corp REIT	960,304
20,162	Air Lease Corp	972,010
943	Alexandria Real Estate Equities Inc REIT	91,990
1,746	Allstate Corp	336,611
3,592	American Express Co	1,066,070
24,384	American International Group Inc	1,775,155
5,799	American Tower Corp REIT	1,063,595
623	Ameriprise Financial Inc	331,704
23,720	Ameris Bancorp	1,484,160
1,393	Aon PLC Class A	500,310
15,593	Apollo Global Management Inc	2,575,340
2,349	Arch Capital Group Ltd	216,930
1,482	Arthur J Gallagher & Co	420,666
329	Assurant Inc	70,149
913	AvalonBay Communities Inc REIT	200,833
43,612	AXA SA	1,552,137
121,490	Bank of America Corp	5,339,486
4,817	Bank of New York Mellon Corp	370,090
13,286	Berkshire Hathaway Inc Class B(b)	6,022,278
933	Blackrock Inc	956,428
9,370	Blackstone Inc	1,615,575
1,490	Brown & Brown Inc	152,010
1,116	BXP Inc REIT	82,986
33,587	Cadence Bank	1,157,072
726	Camden Property Trust REIT	84,245
18,266	Capital One Financial Corp	3,257,193
659	Cboe Global Markets Inc	128,769
2,052	CBRE Group Inc Class A(b)	269,407
37,165	Charles Schwab Corp	2,750,582
2,375	Chubb Ltd	656,213
968	Cincinnati Financial Corp	139,102
67,624	Citigroup Inc	4,760,053
2,781	Citizens Financial Group Inc	121,697
10,301	CME Group Inc	2,392,201
2,845	CoStar Group Inc(b)	203,674
2,806	Crown Castle Inc REIT	254,673
2,095	Digital Realty Trust Inc REIT	371,506
1,609	Discover Financial Services	278,727
20,623	Employers Holdings Inc	1,056,516
623	Equinix Inc REIT	587,421
2,233	Equity Residential REIT	160,240
158	Erie Indemnity Co Class A	65,132
430	Essex Property Trust Inc REIT	122,739
274	Everest Group Ltd	99,314
1,332	Extra Space Storage Inc REIT	199,267
Shares		Fair Value
Financial — (continued)
9,357	Federal Agricultural Mortgage Corp Class C	$ 1,842,861
391	Federal Realty Investment Trust REIT	43,772
42,208	Fidelis Insurance Holdings Ltd	765,231
4,381	Fifth Third Bancorp	185,229
2,164	Franklin Resources Inc	43,908
21,611	Gaming & Leisure Properties Inc REIT	1,040,786
644	Globe Life Inc	71,819
6,611	Goldman Sachs Group Inc	3,785,591
16,106	Hanmi Financial Corp	380,424
2,017	Hartford Financial Services Group Inc	220,660
5,280	Healthpeak Properties Inc REIT	107,026
57,087	Home BancShares Inc	1,615,562
60,046	Hope Bancorp Inc	737,965
3,768	Host Hotels & Resorts Inc REIT	66,015
9,324	Huntington Bancshares Inc	151,702
3,631	Intercontinental Exchange Inc	541,055
38,550	International Money Express Inc(b)	802,997
3,111	Invesco Ltd	54,380
3,565	Invitation Homes Inc REIT	113,973
1,875	Iron Mountain Inc REIT	197,081
24,065	JPMorgan Chase & Co	5,768,621
15,307	Kemper Corp	1,016,997
5,720	KeyCorp	98,041
5,052	Kimco Realty Corp REIT	118,368
10,471	KKR & Co Inc	1,548,766
1,022	Loews Corp	86,553
1,035	M&T Bank Corp	194,590
34,660	Marex Group PLC	1,080,352
3,124	Marsh & McLennan Cos Inc	663,569
8,941	Mastercard Inc Class A	4,708,062
7,329	McGrath RentCorp	819,529
3,873	MetLife Inc	317,121
668	Mid-America Apartment Communities Inc REIT	103,253
7,992	Morgan Stanley	1,004,754
2,528	Nasdaq Inc	195,440
1,230	Northern Trust Corp	126,075
15,125	Pinnacle Financial Partners Inc	1,730,149
13,301	PNC Financial Services Group Inc	2,565,098
17,207	Popular Inc	1,618,490
24,367	Postal Realty Trust Inc Class A REIT	317,989
1,549	Principal Financial Group Inc	119,908
3,813	Progressive Corp	913,633
6,040	Prologis Inc REIT	638,428
20,234	Prosperity Bancshares Inc	1,524,632
2,251	Prudential Financial Inc	266,811
1,026	Public Storage REIT	307,226
1,113	Raymond James Financial Inc	172,882
5,723	Realty Income Corp REIT	305,665
1,103	Regency Centers Corp REIT	81,545

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Financial — (continued)
5,957	Regions Financial Corp	$ 140,109
690	SBA Communications Corp REIT	140,622
1,945	Simon Property Group Inc REIT	334,948
30,283	Skyward Specialty Insurance Group Inc(b)	1,530,503
15,963	SouthState Corp	1,587,999
29,277	STAG Industrial Inc REIT	990,148
8,874	State Street Corp	870,983
13,762	Stifel Financial Corp	1,459,873
2,330	Synchrony Financial	151,450
1,392	T Rowe Price Group Inc	157,421
1,482	Travelers Cos Inc	356,999
8,979	Truist Financial Corp	389,509
2,109	UDR Inc REIT	91,552
9,896	US Bancorp	473,326
2,611	Ventas Inc REIT	153,762
7,101	VICI Properties Inc REIT	207,420
11,149	Visa Inc Class A	3,523,530
27,710	Vornado Realty Trust REIT	1,164,928
1,784	W R Berkley Corp	104,400
21,650	Wells Fargo & Co	1,520,696
3,876	Welltower Inc REIT	488,492
15,771	Western Alliance Bancorp	1,317,509
4,407	Weyerhaeuser Co REIT	124,057
660	Willis Towers Watson PLC	206,738
16,157	Wintrust Financial Corp	2,014,939
		108,301,891
Industrial — 10.29%
7,752	3M Co	1,000,706
930	A O Smith Corp	63,435
681	Allegion PLC	88,993
8,243	Amcor PLC	77,567
1,593	AMETEK Inc	287,154
13,426	Amphenol Corp Class A	932,436
16,105	Arcosa Inc	1,557,998
5,795	Atkore Inc	483,593
30,501	Atmus Filtration Technologies Inc	1,195,029
465	Axon Enterprise Inc(b)	276,359
13,026	Ball Corp	718,123
16,332	Bel Fuse Inc Class B	1,346,900
4,774	Boeing Co(b)	844,998
751	Builders FirstSource Inc(b)	107,340
5,536	Carrier Global Corp	377,887
3,095	Caterpillar Inc	1,122,742
37,751	CECO Environmental Corp(b)	1,141,213
669	CH Robinson Worldwide Inc	69,121
4,047	Clean Harbors Inc(b)	931,377
17,444	Columbus McKinnon Corp	649,615
19,590	CRH PLC	1,812,467
12,417	CSX Corp	400,697
1,640	Deere & Co	694,868
887	Dover Corp	166,401
3,862	Eaton Corp PLC	1,281,682
3,601	Emerson Electric Co	446,272
Shares		Fair Value
Industrial — (continued)
10,559	Everus Construction Group Inc(b)	$ 694,254
838	Expeditors International of Washington Inc	92,825
9,781	FedEx Corp	2,751,689
2,211	Fortive Corp	165,825
1,007	Garmin Ltd	207,704
1,764	GE Vernova Inc	580,232
448	Generac Holdings Inc(b)	69,462
1,637	General Dynamics Corp	431,333
7,101	General Electric Co	1,184,376
16,915	Griffon Corp	1,205,532
12,631	Honeywell International Inc	2,853,217
2,671	Howmet Aerospace Inc	292,127
333	Hubbell Inc	139,490
201	Huntington Ingalls Industries Inc	37,983
430	IDEX Corp	89,995
1,724	Illinois Tool Works Inc	437,137
21,216	Ingersoll Rand Inc	1,919,199
17,753	International Seaways Inc	638,043
698	Jabil Inc	100,442
874	Jacobs Solutions Inc	116,784
457	JB Hunt Transport Services Inc	77,992
25,261	Johnson Controls International PLC	1,993,851
3,972	Kadant Inc	1,370,300
1,090	Keysight Technologies Inc(b)	175,087
19,306	Knife River Corp(b)	1,962,262
1,188	L3Harris Technologies Inc	249,813
203	Lennox International Inc	123,688
10,902	Limbach Holdings Inc(b)	932,557
3,772	Littelfuse Inc	888,872
1,341	Lockheed Martin Corp	651,645
420	Martin Marietta Materials Inc	216,930
1,262	Masco Corp	91,583
21,090	Mercury Systems Inc(b)	885,780
144	Mettler-Toledo International Inc(b)	176,210
378	Mohawk Industries Inc(b)	45,031
11,854	Moog Inc Class A	2,333,341
425	Nordson Corp	88,927
1,495	Norfolk Southern Corp	350,876
4,493	Northrop Grumman Corp	2,108,520
1,223	Old Dominion Freight Line Inc	215,737
14,824	Otis Worldwide Corp	1,372,851
533	Packaging Corp of America	119,994
830	Parker-Hannifin Corp	527,905
1,123	Pentair PLC	113,019
3,045	Powell Industries Inc	674,924
38,761	Pure Cycle Corp(b)	491,489
1,281	Republic Services Inc	257,712
744	Rockwell Automation Inc	212,628
25,633	RTX Corp	2,966,251
3,387	Smurfit WestRock PLC	182,424
391	Snap-on Inc	132,737
935	Stanley Black & Decker Inc	75,071
11,892	TD SYNNEX Corp	1,394,694
1,939	TE Connectivity PLC	277,219

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Industrial — (continued)
289	Teledyne Technologies Inc(b)	$ 134,134
1,128	Textron Inc	86,281
2,855	Trane Technologies PLC	1,054,494
956	TransDigm Group Inc	1,211,520
1,374	Trimble Inc(b)	97,087
71,498	TTM Technologies Inc(b)	1,769,575
11,544	UFP Industries Inc	1,300,432
4,896	Union Pacific Corp	1,116,484
4,870	United Parcel Service Inc Class B	614,107
1,587	Veralto Corp	161,636
2,765	Vertiv Holdings Co Class A	314,132
28,724	Vishay Intertechnology Inc	486,584
67,018	Vontier Corp	2,444,146
898	Vulcan Materials Co	230,992
2,372	Waste Management Inc	478,646
1,160	Westinghouse Air Brake Technologies Corp	219,924
1,599	Xylem Inc	185,516
		67,726,232
Technology — 21.54%
4,085	Accenture PLC Class A	1,437,062
2,885	Adobe Inc(b)	1,282,902
10,566	Advanced Micro Devices Inc(b)	1,276,267
869	Akamai Technologies Inc(b)	83,120
3,198	Analog Devices Inc	679,447
558	ANSYS Inc(b)	188,230
112,604	Apple Inc	28,198,294
5,416	Applied Materials Inc	880,804
985	AppLovin Corp Class A(b)	318,973
50	ASML Holding NV	34,654
1,400	Autodesk Inc(b)	413,798
38,461	Broadcom Inc	8,916,798
715	Broadridge Financial Solutions Inc	161,654
1,764	Cadence Design Systems Inc(b)	530,011
3,452	Cognizant Technology Solutions Corp Class A	265,459
22,968	Concentrix Corp	993,825
15,987	Crane NXT Co	930,763
1,538	Crowdstrike Holdings Inc Class A(b)	526,242
842	Dayforce Inc(b)	61,163
2,092	Dell Technologies Inc Class C	241,082
1,470	Electronic Arts Inc	215,061
434	EPAM Systems Inc(b)	101,478
370	Fair Isaac Corp(a)(b)	736,644
3,631	Fidelity National Information Services Inc	293,276
3,705	Fiserv Inc(b)	761,081
13,828	Five9 Inc(a)(b)	561,970
4,019	Fortinet Inc(b)	379,715
476	Gartner Inc(b)	230,608
7,892	Hewlett Packard Enterprise Co	168,494
6,490	HP Inc	211,769
518	HubSpot Inc(b)	360,927
Shares		Fair Value
Technology — (continued)
28,261	Intel Corp	$ 566,633
8,876	International Business Machines Corp	1,951,211
2,707	Intuit Inc	1,701,349
505	Jack Henry & Associates Inc	88,527
868	KLA Corp	546,944
32,973	Kyndryl Holdings Inc(b)	1,140,866
11,447	Lam Research Corp	826,817
831	Leidos Holdings Inc	119,714
3,387	Microchip Technology Inc	194,244
7,153	Micron Technology Inc	601,996
69,734	Microsoft Corp	29,392,881
9,225	MKS Instruments Inc	962,998
309	MongoDB Inc(b)	71,938
304	Monolithic Power Systems Inc	179,877
501	MSCI Inc	300,605
1,363	NetApp Inc	158,217
207,073	NVIDIA Corp	27,807,833
7,722	NXP Semiconductors NV	1,605,018
2,910	ON Semiconductor Corp(b)	183,475
35,904	Oracle Corp	5,983,043
44,738	PagerDuty Inc(b)	816,916
13,112	Palantir Technologies Inc Class A(b)	991,661
1,996	Paychex Inc	279,879
260	Paycom Software Inc	53,292
746	PTC Inc(b)	137,167
19,908	Qualcomm Inc	3,058,267
716	Roper Technologies Inc	372,213
8,137	Salesforce Inc	2,720,443
1,470	Seagate Technology Holdings PLC	126,876
2,663	ServiceNow Inc(b)	2,823,100
1,096	Skyworks Solutions Inc	97,193
3,500	Super Micro Computer Inc(b)	106,680
1,377	Synopsys Inc(b)	668,341
2,996	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	591,680
1,015	Take-Two Interactive Software Inc(b)	186,841
974	Teradyne Inc	122,646
5,983	Texas Instruments Inc	1,121,872
304	Tyler Technologies Inc(b)	175,299
19,493	V2X Inc(b)	932,350
2,022	Western Digital Corp(b)	120,572
1,365	Workday Inc Class A(b)	352,211
303	Zebra Technologies Corp Class A(b)	117,025
		141,798,281
Utilities — 2.68%
5,305	AES Corp	68,275
1,518	Alliant Energy Corp	89,775
1,681	Ameren Corp	149,844
3,448	American Electric Power Co Inc	318,009
1,232	American Water Works Co Inc	153,372
925	Atmos Energy Corp	128,825

See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
Utilities — (continued)
3,794	CenterPoint Energy Inc	$ 120,384
1,848	CMS Energy Corp	123,169
2,330	Consolidated Edison Inc	207,906
2,103	Constellation Energy Corp	470,462
5,382	Dominion Energy Inc	289,875
1,346	DTE Energy Co	162,530
5,084	Duke Energy Corp	547,750
2,477	Edison International	197,764
2,776	Entergy Corp	210,476
1,794	Evergy Inc	110,421
2,244	Eversource Energy	128,873
6,923	Exelon Corp	260,582
3,293	FirstEnergy Corp	130,996
56,272	MDU Resources Group Inc	1,014,021
40,105	NextEra Energy Inc	2,875,127
2,857	NiSource Inc	105,023
22,971	NRG Energy Inc	2,072,444
13,548	PG&E Corp	273,399
885	Pinnacle West Capital Corp	75,021
45,974	PPL Corp	1,492,316
3,172	Public Service Enterprise Group Inc	268,002
4,202	Sempra	368,599
7,013	Southern Co	577,310
9,343	Talen Energy Corp(b)	1,882,334
19,583	TXNM Energy Inc	962,896
37,251	UGI Corp	1,051,596
2,138	Vistra Corp	294,766
1,999	WEC Energy Group Inc	187,986
3,889	Xcel Energy Inc	262,585
		17,632,713
TOTAL COMMON STOCK — 95.56% (Cost $483,435,407)		$628,978,436
Shares		Fair Value
EXCHANGE TRADED FUNDS
11,379	iShares Russell 1000 Value ETF	$ 2,106,594

TOTAL EXCHANGE TRADED FUNDS — 0.32% (Cost $2,142,579)		$2,106,594
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,554,405	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.43%(d)	2,554,405
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.39% (Cost $2,554,405)		$2,554,405
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.68%
$11,152,000	U.S. Treasury Bills(e) 4.38%, 02/13/2025	11,093,909
TOTAL SHORT TERM INVESTMENTS — 1.68% (Cost $11,093,909)		$11,093,909
TOTAL INVESTMENTS — 97.95% (Cost $499,226,300)		$644,733,344
OTHER ASSETS & LIABILITIES, NET — 2.05%		$13,485,217
TOTAL NET ASSETS — 100.00%		$658,218,561

(a)	All or a portion of the security is on loan as of December 31, 2024.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
As of December 31, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Short
S&P 500® Emini Futures	43	USD	12,762	Mar 2025	$(342,579)
				Net Depreciation	$(342,579)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of December 31, 2024
As of December 31, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	492,380	EUR	467,400	03/19/2025	$6,454
BB	USD	600,552	GBP	473,600	03/19/2025	7,884
CGM	USD	13,440	GBP	10,600	03/19/2025	175
GS	USD	380,049	EUR	360,800	03/19/2025	4,947
GS	USD	31,186	GBP	24,600	03/19/2025	402
HSB	USD	506,439	EUR	481,200	03/19/2025	6,165
HSB	USD	218,219	GBP	172,100	03/19/2025	2,851
MS	USD	549,537	EUR	518,100	03/19/2025	10,900
RBS	USD	297,586	EUR	282,500	03/19/2025	3,888
RBS	USD	577,881	GBP	455,900	03/19/2025	7,363
SSB	USD	311,338	EUR	295,400	03/19/2025	4,229
SSB	USD	47,913	GBP	37,800	03/19/2025	610
TD	USD	395,318	EUR	375,300	03/19/2025	5,142
TD	USD	784,541	GBP	618,900	03/19/2025	10,043
UBS	USD	199,336	EUR	189,200	03/19/2025	2,637
WES	USD	495,819	GBP	391,100	03/19/2025	6,392
					Net Appreciation	$80,082
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,250,857,864	$390,676,236	$916,216,147
Cash	13,973,827	2,403,149	19,258,654
Cash denominated in foreign currencies, fair value(c)	7	-	3,456,939
Cash pledged on futures contracts	156,246	800,615	497,981
Cash pledged on centrally cleared swaps	-	285,803	-
Dividends and interest receivable	10,718,341	1,960,697	1,970,298
Subscriptions receivable	805,872	217,763	896,069
Receivable for investments sold	16,114	18,902,914	881,409
Variation margin on futures contracts	-	87,171	-
Variation margin on centrally cleared swaps	-	47,373	-
Unrealized appreciation on forward foreign currency contracts	36,951	-	44,754
Total Assets	1,276,565,222	415,381,721	943,222,251
LIABILITIES:
Payable for TBA investments purchased	3,975,136	-	-
Payable for director fees	8,708	8,708	8,708
Payable for investments purchased	273,038	20,401,448	1,391,620
Payable for other accrued fees	157,094	123,604	194,580
Payable for shareholder services fees	384,465	119,975	286,388
Payable to investment adviser	431,395	61,918	450,110
Payable upon return of securities loaned	7,593,948	-	-
Redemptions payable	317,619	86,335	330,592
Unrealized depreciation on forward foreign currency contracts	-	-	373
Variation margin on futures contracts	85,185	-	19,450
Total Liabilities	13,226,588	20,801,988	2,681,821
NET ASSETS	$1,263,338,634	$394,579,733	$940,540,430
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,845,911	$14,973,235	$9,316,898
Paid-in capital in excess of par	1,528,032,916	385,637,032	947,576,478
Undistributed/accumulated deficit	(279,540,193)	(6,030,534)	(16,352,946)
NET ASSETS	$1,263,338,634	$394,579,733	$940,540,430
NET ASSETS BY CLASS
Investor Class	$1,252,323,987	$391,671,277	$928,286,542
Institutional Class	$11,014,647	$2,908,456	$12,253,888
CAPITAL STOCK:
Authorized
Investor Class	1,080,000,000	500,000,000	299,000,000
Institutional Class	15,000,000	20,000,000	25,000,000
Issued and Outstanding
Investor Class	147,328,955	148,935,483	91,864,585
Institutional Class	1,130,154	796,865	1,304,398
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.50	$2.63	$10.10
Institutional Class	$9.75	$3.65	$9.39
(a) Cost of investments	$1,310,697,560	$396,124,336	$882,561,132
(b) Including fair value of securities on loan	$7,287,743	$-	$-
(c) Cost of cash denominated in foreign currencies	$7	$-	$3,478,505
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
Empower Core Strategies: U.S. Equity Fund
ASSETS:
Investments in securities, fair value(a)(b)	$644,733,344
Cash	15,130,777
Cash pledged on futures contracts	655,647
Dividends receivable	474,944
Subscriptions receivable	608,601
Receivable for investments sold	1,000
Unrealized appreciation on forward foreign currency contracts	80,082
Total Assets	661,684,395
LIABILITIES:
Payable for director fees	8,708
Payable for investments purchased	1,659
Payable for other accrued fees	137,175
Payable for shareholder services fees	200,598
Payable to investment adviser	288,044
Payable upon return of securities loaned	2,554,405
Redemptions payable	225,795
Variation margin on futures contracts	49,450
Total Liabilities	3,465,834
NET ASSETS	$658,218,561
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,412,416
Paid-in capital in excess of par	504,980,881
Undistributed/accumulated earnings	147,825,264
NET ASSETS	$658,218,561
NET ASSETS BY CLASS
Investor Class	$642,149,671
Institutional Class	$16,068,890
CAPITAL STOCK:
Authorized
Investor Class	300,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	53,089,234
Institutional Class	1,034,925
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.10
Institutional Class	$15.53
(a) Cost of investments	$499,226,300
(b) Including fair value of securities on loan	$2,467,007
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund	Empower Core Strategies: International Equity Fund
INVESTMENT INCOME:
Interest	$69,508,583	$17,507,904	$-
Income from securities lending (net of fees)	210,692	4,414	1,269
Dividends	202,283	-	26,437,359
Foreign withholding tax	(27,021)	-	(3,587,496)
Total Income	69,894,537	17,512,318	22,851,132
EXPENSES:
Management fees	5,456,659	1,224,361	4,303,837
Shareholder services fees – Investor Class	4,985,800	1,288,442	2,812,950
Audit and tax fees	45,962	54,966	76,604
Custodian fees	85,974	29,014	313,683
Directors fees	37,872	37,872	37,872
Legal fees	10,682	10,682	10,682
Pricing fees	110,164	12,480	23,890
Registration fees	96,718	91,508	135,756
Shareholder report fees	69,848	81,679	55,349
Transfer agent fees	8,566	8,578	8,521
Other fees	31,561	33,733	34,213
Total Expenses	10,939,806	2,873,315	7,813,357
Less amount waived by investment adviser	34,647	286,978	33,876
Net Expenses	10,905,159	2,586,337	7,779,481
NET INVESTMENT INCOME	58,989,378	14,925,981	15,071,651
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	(53,813,995)	5,671,046	8,733,518
Net realized loss on interest rate swaps	-	(1,331,293)	-
Net realized gain on futures contracts	3,115,100	1,930,687	597,096
Net realized gain (loss) on forward foreign currency contracts	94,622	-	(2,341)
Net Realized Gain (Loss)	(50,604,273)	6,270,440	9,328,273
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	35,737,336	(12,753,621)	(9,390,762)
Net change in unrealized appreciation on interest rate swaps	-	151,438	-
Net change in unrealized appreciation (depreciation) on futures contracts	(12,859,047)	971,973	(523,755)
Net change in unrealized appreciation on forward foreign currency contracts	36,951	-	63,852
Net Change in Unrealized Appreciation (Depreciation)	22,915,240	(11,630,210)	(9,850,665)
Net Realized and Unrealized Loss	(27,689,033)	(5,359,770)	(522,392)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,300,345	$9,566,211	$14,549,259
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
Empower Core Strategies: U.S. Equity Fund
INVESTMENT INCOME:
Interest	$770,215
Income from securities lending (net of fees)	10,137
Dividends	9,523,054
Foreign withholding tax	(53,433)
Total Income	10,249,973
EXPENSES:
Management fees	3,275,913
Shareholder services fees – Investor Class	2,382,688
Audit and tax fees	36,767
Custodian fees	56,044
Directors fees	37,872
Legal fees	10,682
Pricing fees	1,688
Registration fees	109,565
Shareholder report fees	76,558
Transfer agent fees	8,527
Other fees	34,661
Total Expenses	6,030,965
Less amount waived by investment adviser	25,873
Net Expenses	6,005,092
NET INVESTMENT INCOME	4,244,881
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	61,370,217
Net realized gain on futures contracts	2,114,587
Net realized gain on forward foreign currency contracts	74,675
Net Realized Gain	63,559,479
Net change in unrealized appreciation on investments and foreign currency transactions	66,212,302
Net change in unrealized depreciation on futures contracts	(627,299)
Net change in unrealized appreciation on forward foreign currency contracts	209,682
Net Change in Unrealized Appreciation	65,794,685
Net Realized and Unrealized Gain	129,354,164
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,599,045
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Core Strategies: Flexible Bond Fund	2024	2023
OPERATIONS:
Net investment income	$58,989,378	$62,623,916
Net realized loss	(50,604,273)	(83,613,807)
Net change in unrealized appreciation	22,915,240	109,652,593
Net Increase in Net Assets Resulting from Operations	31,300,345	88,662,702
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(375,918)	-
Institutional Class	(3,022)	-
From return of capital	(378,940)	0
From net investment income and net realized gains
Investor Class	(59,543,064)	(61,972,556)
Institutional Class	(505,803)	(412,788)
From net investment income and net realized gains	(60,048,867)	(62,385,344)
Total Distributions	(60,427,807)	(62,385,344)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	353,996,695	651,270,818
Institutional Class	1,415,798	2,646,554
Shares issued in reinvestment of distributions
Investor Class	59,918,982	61,972,556
Institutional Class	508,825	412,788
Shares redeemed
Investor Class	(843,890,506)	(689,978,201)
Institutional Class	(2,758,091)	(2,953,921)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(430,808,297)	23,370,594
Total Increase (Decrease) in Net Assets	(459,935,759)	49,647,952
NET ASSETS:
Beginning of year	1,723,274,393	1,673,626,441
End of year	$1,263,338,634	$1,723,274,393
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	41,030,393	75,974,615
Institutional Class	141,667	270,675
Shares issued in reinvestment of distributions
Investor Class	7,057,261	7,205,472
Institutional Class	52,320	42,063
Shares redeemed
Investor Class	(98,667,346)	(82,077,836)
Institutional Class	(279,563)	(305,281)
Net Increase (Decrease)	(50,665,268)	1,109,708
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Core Strategies: Inflation-Protected Securities Fund	2024	2023
OPERATIONS:
Net investment income	$14,925,981	$4,400,720
Net realized gain (loss)	6,270,440	(769,824)
Net change in unrealized appreciation (depreciation)	(11,630,210)	8,151,070
Net Increase in Net Assets Resulting from Operations	9,566,211	11,781,966
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(20,120,599)	(4,350,839)
Institutional Class	(120,276)	(51,011)
From Net Investment Income and Net Realized Gains	(20,240,875)	(4,401,850)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	145,635,963	314,816,463
Institutional Class	1,474,209	543,287
Shares issued in reinvestment of distributions
Investor Class	20,120,599	4,350,839
Institutional Class	120,276	51,011
Shares redeemed
Investor Class	(107,916,149)	(21,450,793)
Institutional Class	(1,058,594)	(618,501)
Net Increase in Net Assets Resulting from Capital Share Transactions	58,376,304	297,692,306
Total Increase in Net Assets	47,701,640	305,072,422
NET ASSETS:
Beginning of year	346,878,093	41,805,671
End of year	$394,579,733	$346,878,093
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	53,754,406	119,201,765
Institutional Class	397,896	148,354
Shares issued in reinvestment of distributions
Investor Class	7,618,947	1,606,283
Institutional Class	32,922	14,008
Shares redeemed
Investor Class	(39,993,023)	(7,999,517)
Institutional Class	(286,363)	(169,899)
Net Increase	21,524,785	112,800,994
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Core Strategies: International Equity Fund	2024	2023
OPERATIONS:
Net investment income	$15,071,651	$6,376,762
Net realized gain (loss)	9,328,273	(2,211,507)
Net change in unrealized appreciation (depreciation)	(9,850,665)	54,928,220
Net Increase in Net Assets Resulting from Operations	14,549,259	59,093,475
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(19,723,884)	(6,896,697)
Institutional Class	(305,227)	(345,454)
From Net Investment Income and Net Realized Gains	(20,029,111)	(7,242,151)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	486,627,812	513,718,127
Institutional Class	5,595,347	1,507,956
Shares issued in reinvestment of distributions
Investor Class	19,723,884	6,896,697
Institutional Class	305,227	345,454
Shares redeemed
Investor Class	(154,526,503)	(67,251,034)
Institutional Class	(1,902,832)	(2,310,659)
Net Increase in Net Assets Resulting from Capital Share Transactions	355,822,935	452,906,541
Total Increase in Net Assets	350,343,083	504,757,865
NET ASSETS:
Beginning of year	590,197,347	85,439,482
End of year	$940,540,430	$590,197,347
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	46,783,334	55,515,713
Institutional Class	588,215	168,417
Shares issued in reinvestment of distributions
Investor Class	1,900,133	732,645
Institutional Class	31,663	39,216
Shares redeemed
Investor Class	(14,766,849)	(7,181,565)
Institutional Class	(195,637)	(257,960)
Net Increase	34,340,859	49,016,466
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Core Strategies: U.S. Equity Fund	2024	2023
OPERATIONS:
Net investment income	$4,244,881	$4,874,454
Net realized gain	63,559,479	34,871,584
Net change in unrealized appreciation	65,794,685	77,117,090
Net Increase in Net Assets Resulting from Operations	133,599,045	116,863,128
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(62,767,472)	(33,699,919)
Institutional Class	(1,286,009)	(687,188)
From Net Investment Income and Net Realized Gains	(64,053,481)	(34,387,107)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	166,606,025	773,816,924
Institutional Class	1,772,181	2,678,747
Shares issued in reinvestment of distributions
Investor Class	62,767,472	33,699,919
Institutional Class	1,286,009	687,188
Shares redeemed
Investor Class	(333,158,557)	(462,422,151)
Institutional Class	(5,313,942)	(5,160,238)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(106,040,812)	343,300,389
Total Increase (Decrease) in Net Assets	(36,495,248)	425,776,410
NET ASSETS:
Beginning of year	694,713,809	268,937,399
End of year	$658,218,561	$694,713,809
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,404,911	76,123,940
Institutional Class	111,046	212,550
Shares issued in reinvestment of distributions
Investor Class	5,126,776	3,051,670
Institutional Class	81,916	49,582
Shares redeemed
Investor Class	(26,907,889)	(44,534,953)
Institutional Class	(342,446)	(395,422)
Net Increase (Decrease)	(8,525,686)	34,507,367
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2024	$8.65	0.35	(0.10)	0.25	(0.00) (d)	(0.40)	—	(0.40)	$8.50	2.99%
12/31/2023	$8.44	0.30	0.22	0.52	—	(0.31)	—	(0.31)	$8.65	6.06%
12/31/2022 (c)	$9.02	0.13	(0.54)	(0.41)	(0.00) (d)	(0.16)	—	(0.16)	$8.44	(4.58%) (e)
04/30/2022	$9.85	0.07	(0.86)	(0.79)	—	(0.04)	—	(0.04)	$9.02	(8.04%)
04/30/2021 (f)	$10.00	0.03	(0.17)	(0.14)	—	(0.01)	—	(0.01)	$9.85	(1.35%) (e)
Institutional Class
12/31/2024	$9.87	0.44	(0.11)	0.33	(0.00) (d)	(0.45)	—	(0.45)	$9.75	3.28%
12/31/2023	$9.60	0.37	0.24	0.61	—	(0.34)	—	(0.34)	$9.87	6.42%
12/31/2022 (c)	$10.23	0.18	(0.64)	(0.46)	(0.00) (d)	(0.17)	—	(0.17)	$9.60	(4.47%) (e)
04/30/2022	$11.14	0.12	(0.98)	(0.86)	—	(0.05)	—	(0.05)	$10.23	(7.72%)
04/30/2021	$10.86	0.17	0.11	0.28	—	(0.00) (d)	—	(0.00) (d)	$11.14	2.60%
04/30/2020	$10.13	0.28	0.65	0.93	—	(0.20)	—	(0.20)	$10.86	9.32%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
12/31/2024	$1,252,324	0.76%	0.76%	4.11%	79%
12/31/2023	$1,711,276	0.75%	0.75%	3.52%	50%
12/31/2022 (c)	$1,662,026	0.77% (i)	0.77% (i)	2.27% (i)	96% (e)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (f)	$951,807	0.79% (i)	0.79% (i)	0.42% (i)	180% (e)
Institutional Class
12/31/2024	$11,015	0.75%	0.45%	4.43%	79%
12/31/2023	$11,998	0.74%	0.45%	3.83%	50%
12/31/2022 (c)	$11,600	0.57% (i)	0.45% (i)	2.64% (i)	96% (e)
04/30/2022	$10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$10,459	1.37%	0.45%	2.64%	60%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Amount was less than $0.01 per share.
(e)	Not annualized for periods less than one full year.
(f)	Investor Class inception date was September 3, 2020.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 76% and 46% for the years ended December 31, 2024 and 2023, 52% for the period ended December 31, 2022, and 40%, 51%, and 57% for the years ended April 30, 2022, 2021, and 2020, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2024	$2.70	0.11	(0.03)	0.08	—	(0.15)	—	(0.15)	$2.63	2.53%
12/31/2023	$2.67	0.10	0.01	0.11	—	(0.08)	—	(0.08)	$2.70	4.16%
12/31/2022 (c)	$2.90	0.10	(0.26)	(0.16)	—	(0.07)	—	(0.07)	$2.67	(5.66%) (d)
04/30/2022	$6.46	0.24	(0.13)	0.11	(1.64)	(0.21)	(1.82)	(3.67)	$2.90	0.54%
04/30/2021 (e)	$10.00	0.25	0.01	0.26	—	(1.97)	(1.83)	(3.80)	$6.46	3.22% (d)
Institutional Class
12/31/2024	$3.69	0.16	(0.04)	0.12	—	(0.16)	—	(0.16)	$3.65	2.89%
12/31/2023	$3.61	0.16	0.00 (f)	0.16	—	(0.08)	—	(0.08)	$3.69	4.65%
12/31/2022 (c)	$3.87	0.16	(0.35)	(0.19)	—	(0.07)	—	(0.07)	$3.61	(5.01%) (d)
04/30/2022	$7.32	0.28	(0.16)	0.12	(1.61)	(0.14)	(1.82)	(3.57)	$3.87	0.73%
04/30/2021	$10.39	0.15	0.66	0.81	—	(2.05)	(1.83)	(3.88)	$7.32	8.43%
04/30/2020	$10.22	0.22	0.26	0.48	—	(0.27)	(0.04)	(0.31)	$10.39	4.68%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)(i)
Investor Class
12/31/2024	$391,671	0.77%	0.70%	4.02%	213%
12/31/2023	$344,472	0.84%	0.70%	3.89%	75%
12/31/2022 (c)	$39,426	1.34% (i)	0.70% (i)	5.24% (i)	106% (d)
04/30/2022	$12,843	1.90%	0.70%	5.02%	50%
04/30/2021 (e)	$9,062	0.96% (i)	0.70% (i)	4.14% (i)	147%(d)
Institutional Class
12/31/2024	$2,908	1.64%	0.35%	4.41%	213%
12/31/2023	$2,406	1.97%	0.35%	4.47%	75%
12/31/2022 (c)	$2,380	1.67% (i)	0.35% (i)	6.30% (i)	106% (d)
04/30/2022	$2,181	3.43%	0.35%	5.18%	50%
04/30/2021	$658	8.35%	0.35%	1.72%	147%
04/30/2020	$209	22.01%	0.38%	2.08%	59%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 199% and 63% for the years ended December 31, 2024 and 2023, 106% for the period ended December 31, 2022, and 50%, 147%, and 59% for the years ended April 30, 2022, 2021, and 2020, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2024	$10.04	0.19	0.10	0.29	—	(0.23)	—	(0.23)	$10.10	2.87%
12/31/2023	$8.75	0.18	1.30	1.48	—	(0.19)	—	(0.19)	$10.04	17.07%
12/31/2022 (c)	$8.98	0.15	(0.38)	(0.23)	—	—	—	—	$8.75	(2.56%) (d)
04/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$8.98	(10.82%)
04/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (d)
Institutional Class
12/31/2024	$9.40	0.22	0.08	0.30	—	(0.31)	—	(0.31)	$9.39	3.14%
12/31/2023	$8.35	0.22	1.22	1.44	—	(0.39)	—	(0.39)	$9.40	17.55%
12/31/2022 (c)	$8.55	0.13	(0.33)	(0.20)	—	—	—	—	$8.35	(2.34%) (d)
04/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$8.55	(10.51%)
04/30/2021	$8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
04/30/2020	$9.85	0.28	(1.47)	(1.19)	(0.00) (f)	(0.41)	—	(0.41)	$8.25	(12.88%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
12/31/2024	$928,287	0.96%	0.96%	1.85%	14%
12/31/2023	$581,928	1.10%	1.00%	1.94%	16%
12/31/2022 (c)	$77,674	1.32% (h)	1.00% (h)	2.64% (h)	15% (d)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$98,555	1.41% (h)	1.00% (h)	3.42% (h)	94% (d)
Institutional Class
12/31/2024	$12,254	1.06%	0.65%	2.23%	14%
12/31/2023	$8,269	1.28%	0.65%	2.43%	16%
12/31/2022 (c)	$7,766	1.18% (h)	0.65% (h)	2.48% (h)	15% (d)
04/30/2022	$7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$1,531	1.37%	0.65%	2.91%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2024	$11.04	0.08	2.27	2.35	—	(0.23)	(1.06)	(1.29)	$12.10	21.28%
12/31/2023	$9.45	0.07	2.09	2.16	—	(0.53)	(0.04)	(0.57)	$11.04	22.79%
12/31/2022 (c)	$9.82	0.05	(0.42)	(0.37)	—	—	—	—	$9.45	(3.77%) (d)
04/30/2022	$12.42	(0.01) (e)	(0.08)	(0.09)	(0.27)	(0.54)	(1.70)	(2.51)	$9.82	(2.89%)
04/30/2021 (f)	$10.00	0.00 (g)	2.68	2.68	—	(0.09)	(0.17)	(0.26)	$12.42	27.11% (d)
Institutional Class
12/31/2024	$13.86	0.15	2.86	3.01	—	(0.28)	(1.06)	(1.34)	$15.53	21.66%
12/31/2023	$11.73	0.14	2.59	2.73	—	(0.56)	(0.04)	(0.60)	$13.86	23.27%
12/31/2022 (c)	$12.16	0.09	(0.52)	(0.43)	—	—	—	—	$11.73	(3.54%) (d)
04/30/2022	$14.68	0.04	(0.16)	(0.12)	(0.53)	(0.17)	(1.70)	(2.40)	$12.16	(2.59%)
04/30/2021	$9.78	0.05	5.12	5.17	—	(0.10)	(0.17)	(0.27)	$14.68	53.21%
04/30/2020	$10.41	0.09	(0.52)	(0.43)	—	(0.04)	(0.16)	(0.20)	$9.78	(4.34%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
12/31/2024	$642,150	0.87%	0.87%	0.62%	20%
12/31/2023	$678,303	0.89%	0.89%	0.71%	76%
12/31/2022 (c)	$253,476	1.09% (i)	0.90% (i)	0.83% (i)	62% (d)
04/30/2022	$6,286	1.57%	0.90%	(0.12%)	132%
04/30/2021 (f)	$1,781	3.36% (i)	0.90% (i)	0.01% (i)	69% (d)
Institutional Class
12/31/2024	$16,069	0.71%	0.55%	0.95%	20%
12/31/2023	$16,411	0.59%	0.55%	1.10%	76%
12/31/2022 (c)	$15,462	0.89% (i)	0.55% (i)	1.09% (i)	62% (d)
04/30/2022	$23,714	1.02%	0.55%	0.26%	132%
04/30/2021	$18,242	1.26%	0.55%	0.42%	69%
04/30/2020	$9,871	1.49%	0.55%	0.87%	65%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Investor Class inception date was September 3, 2020.
(g)	Amount was less than $0.01 per share.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Funds' distributor to make the shares available. The Board of Directors of Empower Funds, Inc. approved a change to the Funds' fiscal year end from April 30 to December 31, beginning December 31, 2022.
Investment Objectives
Empower Core Strategies: Flexible Bond Fund - to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Empower Core Strategies: Inflation-Protected Securities Fund - to seek real return consistent with the preservation of capital.
Empower Core Strategies: International Equity Fund & Empower Core Strategies: U.S. Equity Fund - to seek long-term growth of capital.
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2024

As of December 31, 2024, the inputs used to value the Funds' investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$142,398,561	$—	$142,398,561
Bank Loans	—	20,760,609	—	20,760,609
Corporate Bonds and Notes	—	337,318,733	—	337,318,733
Convertible Bonds	—	12,736,426	—	12,736,426
Foreign Government Bonds and Notes	—	42,671,692	—	42,671,692
Mortgage-Backed Securities	—	349,591,833	—	349,591,833
U.S. Government Agency Bonds and Notes	—	58,765,368	—	58,765,368
U.S. Treasury Bonds and Notes	—	270,673,159	—	270,673,159
Common Stock
Communications	2,537,006	—	—	2,537,006
Consumer, Non-cyclical	2,542,569	—	—	2,542,569
Financial	—	25,049	—	25,049
Industrial	1,235,662	—	—	1,235,662
	6,315,237	25,049	—	6,340,286
Preferred Stock	—	2,007,249	—	2,007,249
Government Money Market Mutual Funds	7,593,948	—	—	7,593,948
Total investments, at fair value:	13,909,185	1,236,948,679	—	1,250,857,864
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	36,951	—	36,951
Futures Contracts(a)	1,791,054	—	—	1,791,054
Total Assets	$15,700,239	$1,236,985,630	$—	$1,252,685,869
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,515,397)	$—	$—	$(1,515,397)
Total Liabilities	$(1,515,397)	$0	$—	$(1,515,397)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$20,666,309	$—	$20,666,309
Corporate Bonds and Notes	—	20,474,358	—	20,474,358
Mortgage-Backed Securities	—	34,248,409	—	34,248,409
U.S. Treasury Bonds and Notes	—	315,287,160	—	315,287,160
Total investments, at fair value:	0	390,676,236	—	390,676,236
Other Financial Investments:
Futures Contracts(a)	1,406,993	—	—	1,406,993
Interest Rate Swaps(a)	—	227,727	—	227,727
Total Assets	$1,406,993	$390,903,963	$—	$392,310,956
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(652,833)	$—	$—	$(652,833)
Interest Rate Swaps(a)	—	(54,732)	—	(54,732)
Total Liabilities	$(652,833)	$(54,732)	$—	$(707,565)
(a)	Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2024

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,170,727	$40,297,379	$—	$41,468,106
Communications	15,200,076	35,958,750	—	51,158,826
Consumer, Cyclical	3,235,905	141,856,873	—	145,092,778
Consumer, Non-cyclical	13,279,227	185,945,345	19	199,224,591
Diversified	200,214	—	—	200,214
Energy	—	36,567,411	—	36,567,411
Financial	7,568,436	194,603,038	—	202,171,474
Industrial	3,994,604	128,384,854	—	132,379,458
Technology	20,942,941	50,997,930	—	71,940,871
Utilities	954,756	20,120,618	—	21,075,374
	66,546,886	834,732,198	19	901,279,103
Preferred Stock
Consumer, Cyclical	—	1,822,225	—	1,822,225
Consumer, Non-cyclical	402,535	—	—	402,535
Industrial	—	162,009	—	162,009
	402,535	1,984,234	—	2,386,769
Rights	—	—	5	5
Short Term Investments	—	12,550,270	—	12,550,270
Total investments, at fair value:	66,949,421	849,266,702	24	916,216,147
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	44,754	—	44,754
Total Assets	$66,949,421	$849,311,456	$24	$916,260,901
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(373)	—	(373)
Futures Contracts(a)	$(347,695)	$—	$—	$(347,695)
Total Liabilities	$(347,695)	$(373)	$—	$(348,068)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Annual Report - December 31, 2024

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$12,616,120	$—	$—	$12,616,120
Communications	75,747,418	—	—	75,747,418
Consumer, Cyclical	67,878,842	—	—	67,878,842
Consumer, Non-cyclical	108,738,285	1,603,202	—	110,341,487
Energy	25,440,925	1,494,527	—	26,935,452
Financial	106,749,754	1,552,137	—	108,301,891
Industrial	67,726,232	—	—	67,726,232
Technology	141,798,281	—	—	141,798,281
Utilities	17,632,713	—	—	17,632,713
	624,328,570	4,649,866	—	628,978,436
Exchange Traded Funds	2,106,594	—	—	2,106,594
Government Money Market Mutual Funds	2,554,405	—	—	2,554,405
Short Term Investments	—	11,093,909	—	11,093,909
Total investments, at fair value:	628,989,569	15,743,775	—	644,733,344
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	80,082	—	80,082
Futures Contracts(a)	(342,579)	—	—	(342,579)
Total Assets	$628,646,990	$15,823,857	$—	$644,470,847
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.

Annual Report - December 31, 2024

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid twice annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Core Strategies: Flexible Bond Fund
	2024	2023
Ordinary income	$60,048,867	$62,385,344
Return of capital	378,940	-
	$60,427,807	$62,385,344
Empower Core Strategies: Inflation-Protected Securities Fund
	2024	2023
Ordinary income	$20,240,875	$4,401,850
	$20,240,875	$4,401,850
Empower Core Strategies: International Equity Fund
	2024	2023
Ordinary income	$20,029,111	$7,242,151
	$20,029,111	$7,242,151

Annual Report - December 31, 2024

Empower Core Strategies: U.S. Equity Fund
	2024	2023
Ordinary income	$11,871,117	$33,254,944
Long-term capital gain	52,182,364	1,132,163
	$64,053,481	$34,387,107
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, adjustments for passive foreign investment corporations, adjustments for real estate investment trusts and foreign currency reclassifications.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Core Strategies: Flexible Bond Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(219,705,676)
Post-October losses	—
Net unrealized depreciation	(59,834,520)
Tax composition of capital	$(279,540,196)
Empower Core Strategies: Inflation-Protected Securities Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(595,656)
Net unrealized depreciation	(5,434,878)
Tax composition of capital	$(6,030,534)
Empower Core Strategies: International Equity Fund
Undistributed net investment income	$2,568,707
Undistributed long-term capital gains	—
Capital loss carryforwards	(44,133,104)
Post-October losses	—
Net unrealized appreciation	25,211,451
Tax composition of capital	$(16,352,946)
Empower Core Strategies: U.S. Equity Fund
Undistributed net investment income	$980,444
Undistributed long-term capital gains	3,617,114
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	143,227,706
Tax composition of capital	$147,825,264

Annual Report - December 31, 2024

As of December 31, 2024, a Fund may have capital loss carryforwards available to offset future realized capital gains and thereby reduce future taxable gain distributions.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.  During the year ended December 31, 2024 capital loss carryforwards, if any, and capital loss carryforwards utilized, if any, are detailed in the table below:
	No Expiration	Utilized
Empower Core Strategies: Flexible Bond Fund	$(219,705,676)	$-
Empower Core Strategies: Inflation-Protected Securities Fund	$-	$1,932,322
Empower Core Strategies: International Equity Fund	$(44,133,104)	$8,203,365
Empower Core Strategies: U.S. Equity Fund	$-	$-
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Empower Core Strategies: Flexible Bond Fund	$—	$—
Empower Core Strategies: Inflation-Protected Securities Fund	(91,066)	(504,590)
Empower Core Strategies: International Equity Fund	—	—
Empower Core Strategies: U.S. Equity Fund	—	—
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Core Strategies: Flexible Bond Fund	$1,311,004,992	$12,912,268	$(72,746,788)	$(59,834,520)
Empower Core Strategies: Inflation-Protected Securities Fund	397,038,269	1,349,769	(6,784,647)	(5,434,878)
Empower Core Strategies: International Equity Fund	890,679,816	100,455,704	(75,244,253)	25,211,451
Empower Core Strategies: U.S. Equity Fund	501,243,141	159,173,123	(15,945,417)	143,227,706
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of the its investment objective, each Fund may seek to use derivatives to increase or decrease their exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2024

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement. As of December 31, 2024, the Empower Core Strategies: Flexible Bond Fund, the Empower Core Strategies: International Equity Fund and Empower Core Strategies: U.S. Equity Fund were subject to enforceable master netting arrangements and entered into ISDA master agreements with certain counterparties.
Futures Contracts
A Fund may use interest rate futures to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure or equity futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2024

Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,126
Average short contracts	1,603
Average notional long	$398,430,273
Average notional short	$181,605,986
Forward Currency Exchange Contracts:
Average notional amount	$173,583
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	651
Average short contracts	260
Average notional long	$75,329,288
Average notional short	$32,827,826
Centrally Cleared Interest Rate Swaps:
Average notional amount	$172,385,515
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	93
Average notional long	$10,835,050
Forward Currency Exchange Contracts:
Average notional amount	$1,384,875

Annual Report - December 31, 2024

Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	25
Average notional long	$6,762,904
Forward Currency Exchange Contracts:
Average notional amount	$7,536,888
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2024 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,791,054(a)	Net unrealized depreciation on futures contracts	$(1,515,397)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$36,951
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$227,727(a)	Net unrealized depreciation on interest rate swaps	$(54,732)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,406,993(a)	Net unrealized depreciation on futures contracts	$(652,833)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(347,695)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$44,754	Unrealized depreciation on forward foreign currency contracts	$(373)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(342,579)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$80,082

Annual Report - December 31, 2024

(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2024 is as follows:
Empower Core Strategies: Flexible Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,115,100	Net change in unrealized depreciation on futures contracts	$(12,859,047)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$94,622	Net change in unrealized appreciation on forward foreign currency contracts	$36,951
Empower Core Strategies: Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,331,293)	Net change in unrealized appreciation on interest rate swaps	$151,438
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$1,930,687	Net change in unrealized appreciation on futures contracts	$971,973
Empower Core Strategies: International Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$597,096	Net change in unrealized depreciation on futures contracts	$(523,755)
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,341)	Net change in unrealized appreciation on forward foreign currency contracts	$63,852
Empower Core Strategies: U.S. Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,114,587	Net change in unrealized depreciation on futures contracts	$(627,299)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$74,675	Net change in unrealized appreciation on forward foreign currency contracts	$209,682
Concentration Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2024

3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Funds' financial investments that, if applicable, were subject to an enforceable MNA as of December 31, 2024.
Empower Core Strategies: Flexible Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America Corp	$36,951	$—	$—	$—	$36,951
	$36,951	$—	$—	$—	$36,951
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: International Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Citigroup Global Markets	$22,478	$—	$—	$—	$22,478
Mellon Capital	22,276	(373)	—	—	21,903
	$44,754	$(373)	$—	$—	$44,381
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Mellon Capital	$(373)	$373	$—	$—	$ —
	$(373)	$373	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
Empower Core Strategies: U.S. Equity Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$14,338	$—	$—	$—	$14,338
Goldman Sachs	5,349	—	—	—	5,349
HSBC Bank USA	9,016	—	—	—	9,016
Morgan Stanley & Co LLC	10,900	—	—	—	10,900
Royal Bank of Scotland	11,251	—	—	—	11,251
State Street Bank	4,839	—	—	—	4,839
Toronto Dominion Bank	15,185	—	—	—	15,185
UBS AG	2,637	—	—	—	2,637
Citigroup Global Markets	175	—	—	—	175
Westpac Banking	6,392	—	—	—	6,392
	$80,082	$—	$—	$—	$80,082
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2024

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Core Strategies: Flexible Bond Fund(a)	0.38% up to $2 billion dollars
0.35% over $2 billion dollars
Empower Core Strategies: Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Core Strategies: International Equity Fund	0.53% up to $1 billion dollars
0.48% over $1 billion dollars
0.43% over $2 billion dollars
Empower Core Strategies: U.S. Equity Fund	0.47% up to $1 billion dollars
0.42% over $1 billion dollars
0.37% over $2 billion dollars

(a) As of February 26th, 2024, the Empower Core Strategies: Flexible Bond Fund added a breakpoint to the annual advisory rate at $2 billion dollars.
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Core Strategies: Flexible Bond Fund	0.45%
Empower Core Strategies: Inflation-Protected Securities Fund	0.35%
Empower Core Strategies: International Equity Fund	0.65%
Empower Core Strategies: U.S. Equity Fund	0.55%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2024, the amounts subject to recoupment were as follows:

Annual Report - December 31, 2024

Empower Core Strategies: Flexible Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$18,521	$33,701	$34,647	$0
Empower Core Strategies: Inflation-Protected Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$180,222	$201,221	$286,978	$0
Empower Core Strategies: International Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$454,669	$362,755	$33,876	$0
Empower Core Strategies: U.S. Equity Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Recoupment of Past Reimbursed Fees by ECM
$215,587	$6,980	$25,873	$0
ECM and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the sub-advisers below for their services:
Empower Core Strategies: Flexible Bond Fund - Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC
Empower Core Strategies: Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Core Strategies: International Equity Fund - Irish Life Investment Managers Limited ("ILIM"), an affiliate of ECM and Empower of America, Franklin Templeton Institutional, LLC, and LSV Asset Management. ILIM receives monthly compensation for its services at the annual rate of 0.02% of the average net value on the ILIM sub-advised portion of the Fund's assets subject to an annual $20,000 minimum.
Empower Core Strategies: U.S. Equity Fund - ILIM, an affiliate of ECM and Empower of America, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., and Putnam Investment Management, LLC. ILIM receives monthly compensation for its services at the annual rate of 0.0075% of the average net value on the ILIM sub-advised portion of the Fund's assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.

Annual Report - December 31, 2024

5.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$372,383,853	$585,062,470
Empower Core Strategies: Inflation-Protected Securities Fund	64,894,927	13,404,737
Empower Core Strategies: International Equity Fund	438,316,635	110,062,011
Empower Core Strategies: U.S. Equity Fund	137,961,018	309,899,421
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Core Strategies: Flexible Bond Fund	$731,925,458	$876,684,022
Empower Core Strategies: Inflation-Protected Securities Fund	766,179,142	767,914,884
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	-	-

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Core Strategies: Flexible Bond Fund	$7,287,743	$7,593,948
Empower Core Strategies: Inflation-Protected Securities Fund	-	-
Empower Core Strategies: International Equity Fund	-	-
Empower Core Strategies: U.S. Equity Fund	2,467,007	2,554,405

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2024

Empower Core Strategies: Flexible Bond Fund	Total(a)
Corporate Bonds and Notes	$7,593,948
Total secured borrowings	$7,593,948
Empower Core Strategies: U.S. Equity Fund	Total(a)
Common Stocks	$2,554,405
Total secured borrowings	$2,554,405
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
As of the close of business on January 17, 2025, Western Asset Management Company, LLC ("Western Asset") was removed as a sub-adviser of the Empower Core Strategies: Flexible Bond Fund and ECM began managing the portion of the Fund’s investment portfolio previously managed by Western Asset.
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred except as noted above.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Empower Core Strategies: Flexible Bond Fund, Empower Core Strategies: Inflation-Protected Securities Fund, Empower Core Strategies: International Equity Fund, and Empower Core Strategies: U.S. Equity Fund (the “Funds”), four of the funds comprising Empower Funds, Inc., including the schedules of investments, as of December 31, 2024; the related statements of operations for the year then ended; the statements of changes in net assets for each of the two years in the period then ended; the financial highlights for each of the two years in the period ended December 31, 2024, for the period from May 1, 2022 to December 31, 2022, and for each of the three years in the period ended April 30, 2022; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended; the changes in their net assets for each of the two years in the period then ended; the financial highlights for each of the two years in the period ended December 31, 2024, for the period from May 1, 2022 to December 31, 2022, and for each of the three years in the period ended April 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Core Strategies: Flexible Bond Fund	$0	$0
Empower Core Strategies: Inflation-Protected Securities Fund	0	0
Empower Core Strategies: International Equity Fund	2,947,017	25,886,389
Empower Core Strategies: U.S. Equity Fund	0	0
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Core Strategies: Flexible Bond Fund	0%
Empower Core Strategies: Inflation-Protected Securities Fund	0%
Empower Core Strategies: International Equity Fund	0%
Empower Core Strategies: U.S. Equity Fund	66%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025